UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices) (Zip code)

Mark Bell, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York 10015
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2010

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2010

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class
– Premium Class
– Class A
– Select Class

TDAM U.S. Government Portfolio
– Investor Class
– Class A

TDAM Municipal Portfolio
– Investor Class
– Class A

TDAM California Municipal Money Market Portfolio
– Investor Class
– Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class
– Class A

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust

EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer	Chief Compliance Officer
and Anti-Money Laundering Officer
Jack Huntington
† Interested Director	Secretary

Service Providers

Investment Manager	Transfer Agent
& Administrator	TD Ameritrade Clearing, Inc.
TDAM USA Inc.	1005 North Ameritrade Place
31 West 52nd Street	Bellevue, NE 68005
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young LLP	P.O. Box 2209
Two Commerce Square	Omaha, NE 68103-2209
2001 Market Street	Client Services Department
Philadelphia, PA 19103	800-669-3900

Custodian	Legal Counsel
BNY Mellon	Willkie Farr & Gallagher LLP
One Wall Street	787 Seventh Avenue
New York, NY 10286	New York, NY 10019

Distributor	Independent Directors Counsel
SEI Investments Distribution Co.	Goodwin Procter LLP
One Freedom Valley Drive	901 New York Avenue, N.W.
Oaks, Pennsylvania 19456	Washington, DC 20001

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TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

During the fiscal year which ended October 31, 2010, financial markets were quite volatile, as optimism about the outlook for the U.S. economy waxed and waned. As a result, risk assets such as equities and “safe-haven” securities like U.S. Treasuries moved in and out of favor. In the end, though, both equities and bonds advanced over the 12-month period, with equities leading the charge as earnings growth continued to surprise on the upside.

As the fiscal year got underway and we headed into 2010, investors grew more confident that the worst of the global recession had passed and a recovery was taking shape. Despite a few hiccups, U.S. data on the whole continued to support improvement in economic activity, leading investors to become less risk-averse and increasingly turn from relatively safe government bonds to potentially higher-yielding assets like equities.

At the same time, the labor market picked up, producing jobs in the first five months of 2010. The unemployment rate remained elevated at 9.7%, but had fallen from a 26-year high of 10.1% six months earlier. Meanwhile, manufacturing, a key leading economic indicator, continued to expand, and inflation remained subdued. Market sentiment received a further boost from the U.S. Federal Reserve Open Market Committee’s (Federal Reserve) view that the U.S. economy, though improving, still needed low interest rates to help keep the recovery on track.

The uncertainty re-emerged, however, and as summer approached, the markets ran into more headwinds. U.S. data suggested the economic recovery was moderating as the employment gains to date were sub-par relative to past cycles. Investors questioned the sustainability of the recovery, given a still-fragile housing market and weak consumer confidence. Adding to the concerns at home was the European sovereign debt crisis, and uncertainty about how it might impact economic growth and asset prices. On the one hand, investors worried that Greece and other countries like Portugal, Spain and Ireland might default on their debt. On the other hand, there were concerns that the efforts of European governments to reduce their budget deficits might slow the global economic rebound.

As we moved into the fall, optimism that the U.S. economy would avoid slipping back into recession returned. The U.S. economy grew for a fifth consecutive quarter in the third quarter of calendar 2010. Although the pace slowed, growth was better than forecast as consumer spending increased the most in almost four years. On the employment front, the economy started adding jobs again in October and private sector gains in the previous three months were revised higher. The unemployment rate remained stuck at 9.6%. At the same time, the annual overall rate of inflation hovered around 1.1% in September, while the annual core rate sat at 0.8%, the lowest rate since 1961.

In light of the tepid jobs growth and subdued inflation, the Federal Reserve initiated a second round of quantitative easing in early November, announcing it will buy $600 billion of Treasuries through next June. The Federal Reserve said it will regularly review the size and pace of its purchases and adjust the program as needed to help spur maximum employment and price stability. It will also continue to reinvest repayments of principal on its holdings of securities, as it has been doing since August 2010.

Anticipation of more Federal Reserve easing, better-than-expected earnings, an improving economic outlook for Europe and China, and merger-and-acquisition activity all provided support to equity markets in the final months of the fiscal year. The S&P 500 Index posted a strong 16.5% return for the 12 months. All 10 sectors gained, with economically sensitive sectors like consumer discretionary, industrials and materials leading the

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way. The Barclays Capital U.S. Aggregate Bond Index had a positive return of 8.0% for the fiscal year. Treasuries rallied in the second half of the year on expectations the Federal Reserve was preparing to increase its purchases of government debt to help stimulate the economy. Corporate bonds continued to outperform Treasuries, as demand for corporate issues remained solid due to their higher yields.

This year also saw considerable regulatory change. The Dodd-Frank bill was passed, and the regulators will be busy implementing rule changes through 2011. We also saw new money market Fund rules, as the SEC amended Rule 2a-7, which governs these funds. The new rules were designed to increase the stability and reduce the risk in money market funds. The TD Asset Management Money Market funds, with their focus on safety and liquidity, were well positioned to adapt to these new rules.

Looking Ahead

More time is clearly needed to put the economy on track for stronger and more durable growth. The longest postwar recession officially ended in June 2009 (according to the National Bureau of Economic Research), but the expansion has been slow and uneven. There are concerns that rising government debt could still weigh on the global economic rebound. But there are signs of progress. To help the process along, major central banks such as the U.S. Federal Reserve, European Central Bank, and the Bank of England have indicated they plan to keep interest rates low for some time yet.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 10, 2010

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. An investor should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. For a prospectus containing this and other information about the Portfolios, please call your financial advisor or TD Ameritrade Institutional at 800-431-3500 or TD Ameritrade Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

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Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2010 through October 31, 2010).

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Annualized Expense Ratios 5/1/10 to 10/31/10	Expenses Paid During Period* 5/1/10 to 10/31/10

TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.30	0.27%	$1.36
Hypothetical (5% Return before expenses)	1,000.00	1,023.84	0.27%	1.38

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,000.30	0.27%	1.36
Hypothetical (5% Return before expenses)	1,000.00	1,023.84	0.27%	1.38

TDAM Money Market Portfolio – Class A

Actual	1,000.00	1,000.30	0.27%	1.36
Hypothetical (5% Return before expenses)	1,000.00	1,023.84	0.27%	1.38

TDAM Money Market Portfolio – Select Class

Actual	1,000.00	1,000.30	0.27%	1.36
Hypothetical (5% Return before expenses)	1,000.00	1,023.84	0.27%	1.38

TDAM U.S. Government Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.21%	1.06
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.21%	1.07

TDAM U.S. Government Portfolio – Class A

Actual	1,000.00	1,000.20	0.21%	1.06
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.21%	1.07

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.28%	1.41
Hypothetical (5% Return before expenses)	1,000.00	1,023.79	0.28%	1.43

TDAM Municipal Portfolio – Class A

Actual	1,000.00	1,000.20	0.28%	1.41
Hypothetical (5% Return before expenses)	1,000.00	1,023.79	0.28%	1.43

TDAM California Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.23%	1.16
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.23%	1.17

TDAM California Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.20	0.23%	1.16
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.23%	1.17

TDAM New York Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.24%	1.21
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.24%	1.22

TDAM New York Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.20	0.24%	1.21
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.24%	1.22

*

Expenses are equal to the respective class of each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC.
Notice to the Shareholders – October 31, 2010 (unaudited)

For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Portfolio is designating the following items with regard to distributions paid during the year:

		Ordinary	Tax-Exempt		U.S.	Interest	Short-Term
	Capital Gain	Income	Income		Government	Related	Capital Gain
	Distribution	Distribution	Distribution	Total	Interest(1)	Dividends(2)	Dividends(3)

TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	2.66%	99.95%	100.00%

TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	4.21%	99.96%	100.00%

TDAM Municipal Portfolio	28.56%	0.44%	71.00%	100.00%	0.00%	100.00%	0.00%

TDAM California Municipal
Money Market Portfolio	0.00%	0.02%	99.98%	100.00%	0.00%	100.00%	0.00%

TDAM New York Municipal
Money Market Portfolio	0.00%	1.01%	98.99%	100.00%	0.00%	100.00%	0.00%

(1)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Money Market Portfolio and the U.S. Government Portfolio, who are residents of California, Connecticut and New York, the statutory threshold requirements were or were not satisfied to permit exemption of these amounts from state income.

(2)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(3)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV and/or Form 1099-INT.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/10 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/10 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.

*****

Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively. This is assuming a 2010 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.1% federal and state for the New York Municipal Money Market Portfolio.

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A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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Statements of Assets and Liabilities
October 31, 2010

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio

ASSETS
Cost of investments and repurchase
agreements (Note 2)	$6,051,117,301	$1,485,532,149	$783,750,327	$271,340,402	$147,110,853

Investments in securities, at value
(including repurchase agreements of
$957,611,000, $463,069,000, $0, $0,
and $0, respectively) (Note 2)	$6,051,117,301	$1,485,532,149	$783,750,327	$271,340,402	$147,110,853
Cash	39,444	30,202	27,236	—	24,409
Receivable for capital shares sold	78,469,676	20,146,390	13,225,898	5,104,076	3,160,206
Interest receivable	4,460,504	532,603	767,324	82,990	106,041
Prepaid expenses	819,451	60,486	46,617	28,479	33,447

TOTAL ASSETS	6,134,906,376	1,506,301,830	797,817,402	276,555,947	150,434,956

LIABILITIES
Payable for capital shares redeemed	96,675,597	21,876,413	9,876,090	2,186,350	1,301,733
Payable for securities purchased	—	—	7,099,120	—	—
Payable to Investment Manager
and its affiliates (Note 3)	1,784,676	361,842	176,367	41,348	26,957
Dividends payable to shareholders	10,700	797	680	211	159
Payable to custodian	—	—	—	34,219	—
Accrued expenses	1,311,261	305,772	156,696	75,210	58,144

TOTAL LIABILITIES	99,782,234	22,544,824	17,308,953	2,337,338	1,386,993

NET ASSETS	$6,035,124,142	$1,483,757,006	$780,508,449	$274,218,609	$149,047,963

Net assets consist of:
Paid-in capital ($.0001 par value
common stock, 26 billion, 14 billion,
10 billion, 8 billion and 4 billion
shares authorized, respectively)	$6,035,160,227	$1,483,726,675	$780,508,191	$274,226,325	$149,051,938
Undistributed (distributions in excess of)
net investment income	(390)	19	—	—	(3,718)
Accumulated net realized gains (losses)
from security transactions	(35,695)	30,312	258	(7,716)	(257)

Net assets, at value	$6,035,124,142	$1,483,757,006	$780,508,449	$274,218,609	$149,047,963

Investor Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($2,380,748,395 ÷	($812,061,287 ÷	($461,175,980 ÷	($171,432,959 ÷	($92,233,742 ÷
	2,380,792,987 shares)	812,045,049 shares)	461,197,750 shares)	171,430,484 shares)	92,243,629 shares)
Premium Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($272,819,716 ÷
	272,827,769 shares)
Class A net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($2,038,349,498 ÷	($671,695,719 ÷	($319,332,469 ÷	($102,785,650 ÷	($56,814,221 ÷
	2,038,318,763 shares)	671,681,626 shares)	319,310,442 shares)	102,795,841 shares)	56,825,307 shares)
Select Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($1,343,206,533 ÷
	1,343,220,707 shares)

Please see accompanying notes to financial statements.

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Statements of Operations
For the Year Ended October 31, 2010

				TDAM	TDAM
				California	New York
	TDAM	TDAM		Municipal	Municipal
	Money	U.S.	TDAM	Money	Money
	Market	Government	Municipal	Market	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Interest income	$18,671,901	$3,562,498	$2,407,956	$713,248	$415,513

EXPENSES
Distribution fees (Note 3)	28,406,390	8,238,841	3,676,565	1,343,981	768,445
Shareholder servicing fees (Note 3)	12,416,969	4,215,719	1,911,116	701,520	398,493
Transfer agent fees (Note 3)	6,225,678	1,686,275	764,441	280,606	159,396
Investment management fees (Note 3)	5,414,959	1,613,858	764,441	280,606	159,396
Directors’ fees (Note 4)	27,493	27,493	27,492	27,492	27,492
Registration fees	1,913,855	504,542	297,633	81,091	82,941
Shareholder reports and mailing	1,101,443	183,734	117,801	47,922	31,581
Professional fees	331,429	114,324	72,894	69,499	54,490
Custody fees	131,558	46,149	57,327	20,316	22,769
Other expenses	222,140	70,680	32,096	16,715	12,502

TOTAL EXPENSES	56,191,914	16,701,615	7,721,806	2,869,748	1,717,505

Fees waived/expenses reimbursed by the
Investment Manager and its affiliates (Note 3)	(40,717,110)	(13,645,026)	(5,543,075)	(2,240,666)	(1,349,819)

NET EXPENSES	15,474,804	3,056,589	2,178,731	629,082	367,686

NET INVESTMENT INCOME	3,197,097	505,909	229,225	84,166	47,827

NET REALIZED GAINS/(LOSSES)
FROM SECURITY TRANSACTIONS	(63,730)	—	831	(81)	(149)

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$3,133,367	$505,909	$230,056	$84,085	$47,678

Please see accompanying notes to financial statements.

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Statements of Changes in Net Assets

	TDAM		TDAM		TDAM
	MONEY MARKET PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		MUNICIPAL PORTFOLIO
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009

OPERATIONS:
Net investment income	$3,197,097	$45,499,181	$505,909	$10,019,044	$229,225	$1,357,131
Net realized gains (losses)
from security transactions	(63,730)	321,569	—	54,666	831	124,905

Net increase in net assets
from operations	3,133,367	45,820,750	505,909	10,073,710	230,056	1,482,036

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income
Investor Class	(1,269,072)	(18,263,799)	(261,930)	(5,215,391)	(140,543)	(874,004)
Premium Class	(167,936)	(2,867,430)	—	—	—	—
Class A	(1,036,123)	(13,494,323)	(243,958)	(4,771,598)	(88,682)	(483,127)
Select Class	(723,925)	(10,873,629)	—	—	—	—
From net realized gains
on security transactions
Investor Class	(122,387)	(79,823)	(16,586)	(21,573)	(56,137)	—
Premium Class	(18,039)	(9,409)	—	—	—	—
Class A	(94,621)	(64,313)	(16,969)	(21,514)	(36,117)	—
Select Class	(71,275)	(36,968)	—	—	—	—

Total Dividends and
Distributions to
Shareholders	(3,503,378)	(45,689,694)	(539,443)	(10,030,076)	(321,479)	(1,357,131)

CAPITAL SHARE TRANSACTIONS
($1.00 per share)
Investor Class:
Proceeds from shares sold	6,733,390,780	16,929,228,912	3,081,664,981	7,772,801,866	1,178,215,766	1,628,241,224
Shares issued in reinvestment
of dividends	1,226,240	17,656,222	252,311	5,046,361	135,573	842,765
Payments for shares
redeemed	(7,759,887,268)	(21,646,230,014)	(3,571,422,125)	(9,433,426,927)	(1,231,039,868)	(1,738,587,033)

Net decrease in net assets
from Investor Class shares	(1,025,270,248)	(4,699,344,880)	(489,504,833)	(1,655,578,700)	(52,688,529)	(109,503,044)

Premium Class:
Proceeds from shares sold	150,993,418	585,806,390	—	—	—	—
Shares issued in reinvestment
of dividends	155,010	2,384,565	—	—	—	—
Payments for shares
redeemed	(310,702,787)	(1,079,198,672)	—	—	—	—

Net decrease in net assets
from Premium
Class shares	(159,554,359)	(491,007,717)	—	—	—	—

Class A:
Proceeds from shares sold	10,353,874,202	22,195,682,551	3,559,423,971	10,025,822,769	1,355,790,069	1,494,675,770
Shares issued in reinvestment
of dividends	1,001,325	13,032,790	234,197	4,582,822	84,837	446,941
Payments for shares
redeemed	(11,146,266,684)	(25,751,455,942)	(4,336,785,826)	(11,563,683,940)	(1,342,335,195)	(1,699,647,913)

Net increase (decrease) in net
assets from Class A shares	(791,391,157)	(3,542,740,601)	(777,127,658)	(1,533,278,349)	13,539,711	(204,525,202)

Select Class:
Proceeds from shares sold	6,146,194,501	11,192,254,211	—	—	—	—
Shares issued in reinvestment
of dividends	695,457	10,461,118	—	—	—	—
Payments for shares
redeemed	(6,540,795,289)	(12,792,188,973)	—	—	—	—

Net decrease in net assets
from Select Class shares	(393,905,331)	(1,589,473,644)	—	—	—	—

Net decrease in net assets
from capital share
transactions	(2,370,121,095)	(10,322,566,842)	(1,266,632,491)	(3,188,857,049)	(39,148,818)	(314,028,246)

TOTAL DECREASE IN NET
ASSETS	(2,370,491,106)	(10,322,435,786)	(1,266,666,025)	(3,188,813,415)	(39,240,241)	(313,903,341)
NET ASSETS:
Beginning of year	8,405,615,248	18,728,051,034	2,750,423,031	5,939,236,446	819,748,690	1,133,652,031

End of year	$6,035,124,142	$8,405,615,248	$1,483,757,006	$2,750,423,031	$780,508,449	$819,748,690

Undistributed (distributions
in excess of) net
investment income	$(390)	$(431)	$19	$(2)	$—	$—

Please see accompanying notes to financial statements.

14

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income	$84,166	$257,158	$47,827	$106,592
Net realized losses from security transactions	(81)	—	(149)	—

Net increase in net assets from operations	84,085	257,158	47,678	106,592

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:
From net investment income
Investor Class	(53,702)	(190,365)	(28,629)	(76,493)
Class A	(30,464)	(67,129)	(19,198)	(30,099)
From net realized gains on security transactions
Investor Class	—	—	—	(9,689)
Class A	—	—	—	(6,023)

Total Dividends and Distribution to Shareholders	(84,166)	(257,494)	(47,827)	(122,304)

CAPITAL SHARE TRANSACTIONS ($1.00 per share)
Investor Class:
Proceeds from shares sold	441,671,939	531,790,797	202,336,336	285,099,312
Shares issued in reinvestment of dividends	52,420	184,517	27,884	74,212
Payments for shares redeemed	(456,856,678)	(603,971,053)	(210,959,815)	(313,988,119)

Net decrease in net assets from Investor Class shares	(15,132,319)	(71,995,739)	(8,595,595)	(28,814,595)

Class A:
Proceeds from shares sold	528,257,668	468,857,175	324,058,422	347,630,367
Shares issued in reinvestment of dividends	29,286	63,445	17,921	28,547
Payments for shares redeemed	(530,366,151)	(516,821,198)	(337,057,177)	(369,971,304)

Net decrease in net assets from Class A shares	(2,079,197)	(47,900,578)	(12,980,834)	(22,312,390)

Net decrease in net assets from capital share transactions	(17,211,516)	(119,896,317)	(21,576,429)	(51,126,985)

TOTAL DECREASE IN NET ASSETS	(17,211,597)	(119,896,653)	(21,576,578)	(51,142,697)

NET ASSETS:
Beginning of year	291,430,206	411,326,859	170,624,541	221,767,238

End of year	$274,218,609	$291,430,206	$149,047,963	$170,624,541

Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

15

Financial Highlights
 For the years ended October 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

TDAM Money Market Portfolio
Investor Class
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$2,380,748	0.24%	0.94%	0.05%
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.24%	3,406,167	0.65%	0.99%	0.29%
2008	1.00	0.024		(0.000	)*	0.024		(0.024)	—		(0.024)	1.00	2.47%	8,105,457	0.93%	0.93%	2.47%
2007	1.00	0.045		—		0.045		(0.045)	—		(0.045)	1.00	4.57%	9,551,893	0.94%	0.94%	4.48%
2006	1.00	0.040		—		0.040		(0.040)	—		(0.040)	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
Premium Class[1]
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$272,820	0.24%	0.61%	0.05%
2009	1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32%	432,395	0.55%	0.66%	0.39%
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.81%	923,397	0.60%	0.60%	2.80%
2007	1.00	0.048		—		0.048		(0.048)	—		(0.048)	1.00	4.92%	1,418,980	0.60%	0.60%	4.81%
2006	1.00	0.031		—		0.031		(0.031)	—		(0.031)	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡
Class A2
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$2,038,349	0.24%	1.02%	0.05%
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.22%	2,829,856	0.67%	1.07%	0.27%
2008	1.00	0.023		0.000	*	0.023		(0.023)	—		(0.023)	1.00	2.39%	6,372,553	1.01%	1.01%	2.32%
2007	1.00	0.020		—		0.020		(0.020)	—		(0.020)	1.00	1.95%	1,360,332	1.04%‡	1.04%‡	4.45%‡
Select Class[3]
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$1,343,207	0.24%	0.62%	0.05%
2009	1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32%	1,737,197	0.55%	0.67%	0.37%
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.80%	3,326,644	0.61%	0.61%	2.55%
2007	1.00	0.016		—		0.016		(0.016)	—		(0.016)	1.00	1.60%	710,585	0.63%‡	0.63%‡	4.81%‡
TDAM U.S. Government Portfolio
Investor Class
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$812,061	0.18%	0.95%	0.03%
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.18%	1,301,583	0.40%	0.97%	0.22%
2008	1.00	0.019		0.000	*	0.019		(0.019)	—		(0.019)	1.00	1.93%	2,957,140	0.96%	0.96%	1.88%
2007	1.00	0.044		—		0.044		(0.044)	—		(0.044)	1.00	4.45%	1,989,556	0.94%	0.94%	4.35%
2006	1.00	0.039		—		0.039		(0.039)	—		(0.039)	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
Class A4
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.03%	$671,696	0.18%	1.03%	0.03%
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.16%	1,448,840	0.41%	1.05%	0.19%
2008	1.00	0.017		0.001		0.018		(0.018)	—		(0.018)	1.00	1.85%	2,982,096	1.04%	1.04%	1.67%
2007	1.00	0.018		—		0.018		(0.018)	—		(0.018)	1.00	1.79%	375,584	1.03%‡	1.03%‡	4.12%‡
TDAM Municipal Portfolio
Investor Class
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.04%	$461,176	0.29%	0.98%	0.03%
2009	1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.14%	513,920	0.54%	1.02%	0.14%
2008	1.00	0.015		0.000	*	0.015		(0.015)	—		(0.015)	1.00	1.55%	623,347	1.02%	1.02%	1.55%
2007	1.00	0.027		—		0.027		(0.027)	—		(0.027)	1.00	2.74%	704,039	0.98%	0.98%	2.70%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	740,871	0.92%	0.95%	2.44%
Class A5
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.04%	$319,332	0.29%	1.06%	0.03%
2009	1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.11%	305,829	0.58%	1.10%	0.13%
2008	1.00	0.014		0.000	*	0.014		(0.014)	—		(0.014)	1.00	1.46%	510,305	1.10%	1.10%	1.43%
2007	1.00	0.011		—		0.011		(0.011)	—		(0.011)	1.00	1.15%	59,564	1.10%‡	1.10%‡	2.58%‡
TDAM California Municipal Money Market Portfolio
Investor Class
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$171,433	0.22%	0.99%	0.03%
2009	1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.08%	186,565	0.43%	1.03%	0.08%
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.42%	258,561	1.00%	1.00%	1.42%
2007	1.00	0.026		—		0.026		(0.026)	—		(0.026)	1.00	2.68%	293,406	0.98%	0.98%	2.65%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	318,812	0.89%	0.95%	2.44%
Class A6
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$102,786	0.22%	1.07%	0.03%
2009	1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.06%	104,865	0.44%	1.11%	0.06%
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.34%	152,766	1.08%	1.08%	1.32%
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	17,734	1.11%‡	1.11%‡	2.54%‡
TDAM New York Municipal Money Market Portfolio
Investor Class
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$92,234	0.23%	1.05%	0.03%
2009	1.00	0.001		—		0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.07%	100,830	0.48%	1.12%	0.07%
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.45%	129,654	1.05%	1.05%	1.42%
2007	1.00	0.026		0.001		0.027		(0.026)	(0.001)		(0.027)	1.00	2.70%	147,210	1.04%	1.04%	2.60%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.44%	147,952	0.91%	0.98%	2.40%
Class A7
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$56,814	0.23%	1.13%	0.03%
2009	1.00	0.000	*	—		0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.05%	69,795	0.51%	1.19%	0.04%
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.37%	92,113	1.13%	1.13%	1.35%
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	9,829	1.21%‡	1.21%‡	2.43%‡

*	Amount represents less than $0.001 per share.

†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.

‡	Annualized

1	Premium Class shares commenced operations on February 27, 2006.

2	Class A shares commenced operations on May 24, 2007.

3	Select Class shares commenced operations on July 3, 2007.

4	Class A shares commenced operations on May 30, 2007.

5	Class A shares commenced operations on May 25, 2007.

6	Class A shares commenced operations on June 5, 2007.

7	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2010, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended October 31, 2010, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with TDAM USA, Inc. (the “Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

TDAM USA, Inc. (the “Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

For the year ended October 31, 2010, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market
Portfolio	$5,414,959	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$11,420,722	$11,420,722	$6,344,815	$5,641,094	$2,537,907	$741,407
Premium Class	N/A	N/A	1,225,820	1,139,848	167,925	78,456	167,925	23,910
Class A	N/A	N/A	10,982,312	10,982,312	5,180,342	4,579,597	2,072,121	585,489
Select Class	N/A	N/A	4,777,536	4,614,388	723,887	485,847	1,447,725	424,040

U.S. Government
Portfolio	1,613,858	405,010	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	3,929,070	3,929,070	2,182,806	2,072,538	873,116	497,865
Class A	N/A	N/A	4,309,771	4,309,771	2,032,913	1,940,979	813,159	489,793

Municipal Portfolio	764,441	5,612	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	2,109,436	2,109,436	1,171,903	1,094,543	468,758	47,487
Class A	N/A	N/A	1,567,129	1,567,129	739,213	689,031	295,683	29,837

California Portfolio	280,606	13,969	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	805,752	805,752	447,638	446,875	179,054	116,090
Class A	N/A	N/A	538,229	538,229	253,882	253,443	101,552	66,308

New York Portfolio	159,396	46,996	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	429,536	429,536	238,630	235,302	95,451	84,535
Class A	N/A	N/A	338,909	338,909	159,863	157,712	63,945	56,829

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2010 and 2009, were as follows:

				Long-Term
		Tax-Exempt	Ordinary	Capital
		Income	Income	Gain	Total

Money Market Portfolio	2010	$—	$3,503,378	$—	$3,503,378
	2009	—	45,689,694	—	45,689,694
U.S. Government Portfolio	2010		539,443		539,443
	2009	—	10,027,471	2,605	10,030,076
Municipal Portfolio	2010	228,237	1,400	91,842	321,479
	2009	1,357,131	—	—	1,357,131
California Portfolio	2010	84,150	16		84,166
	2009	256,782	712	—	257,494
New York Portfolio	2010	47,340	487		47,827
	2009	106,700	15,604	—	122,304

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

As of October 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

						Total
						Distributable
	Undistributed	Undistributed	Undistributed	Capital	Other	Earnings
	Tax-Exempt	Ordinary	Long-Term	Loss	Temporary	(Accumulated
	Income	Income	Capital Gains	Carryforwards	Differences	Losses)

Money Market Portfolio	$—	$286,405	$—	$(63,730)	$(258,760)	$(36,085)
U.S. Government Portfolio	—	69,024	—	—	(38,693)	30,331
Municipal Portfolio	19,968	—	—	—	(19,710)	258
California Portfolio	6,389	—	—	(7,257)	(6,848)	(7,716)
New York Portfolio	69	—	—	(148)	(3,896)	(3,975)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,

	2016	2017	2018	Total

Money Market Portfolio	$—	$—	$63,730	$63,730
California Portfolio	7,176	—	81	7,257
New York Portfolio	—	—	148	148

At October 31, 2010, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of October 31, 2010.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—31.3%
$50,000,000	Australia & New Zealand Banking Group, 0.26%, due 11/19/10	$50,000,000
50,000,000	Australia & New Zealand Banking Group, 0.26%, due 12/20/10	50,000,000
50,000,000	Australia & New Zealand Banking Group, 0.26%, due 3/10/11	50,000,000
25,000,000	Australia & New Zealand Banking Group, 0.26%, due 4/15/11	25,000,000
45,000,000	Australia & New Zealand Banking Group, 0.26%, due 7/26/11	45,000,000
49,000,000	Australia & New Zealand Banking Group, 0.26%, due 9/29/11	49,000,000
50,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.27%, due 12/29/10	50,000,804
50,000,000	Bank of Montreal, 0.23%, due 11/9/10	50,000,000
48,800,000	Bank of Montreal, 0.41%, due 6/17/11	48,800,000
49,000,000	Bank of Montreal, 0.35%, due 10/24/11	49,000,000
90,000,000	Bank of Nova Scotia, 1.29%, due 1/20/11	90,000,000
50,000,000	Bank of Nova Scotia, 0.27%, due 4/19/11	50,000,000
50,000,000	Bank of Nova Scotia, 0.54%, due 6/17/11	50,000,000
50,000,000	Bank of Nova Scotia, 0.26%, due 9/27/11	50,000,000
50,000,000	Barclays Bank, 0.57%, due 11/5/10	50,000,000
49,500,000	BNP Paribas, 0.32%, due 4/15/11	49,500,000
50,000,000	Canadian Imperial Bank of Commerce, 0.47%, due 11/22/10	50,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.55%, due 12/10/10	50,000,000
24,000,000	Canadian Imperial Bank of Commerce, 0.26%, due 12/13/10	23,999,726
50,000,000	Canadian Imperial Bank of Commerce, 0.29%, due 1/24/11	50,000,000
50,000,000	Chase Bank USA, 0.24%, due 11/30/10	50,000,000
50,000,000	Chase Bank USA, 0.25%, due 12/28/10	50,000,000
50,000,000	Credit Agricole, S.A., 0.28%, due 1/28/11	50,001,221
25,000,000	National Australia Bank, 0.26%, due 12/29/10	25,000,804
100,000,000	National Australia Bank, 0.24%, due 1/7/11	100,000,000
75,000,000	National Bank of Canada, NY, 0.34%, due 11/2/10	75,000,000
50,000,000	National Bank of Canada, NY, 0.36%, due 11/10/10	50,000,000
50,000,000	National Bank of Canada, NY, 0.51%, due 11/10/10	50,000,125
50,000,000	Royal Bank of Canada, NY, 0.44%, due 11/24/10	50,000,000
50,000,000	Royal Bank of Canada, NY, 0.26%, due 12/14/10	50,000,000
30,000,000	Royal Bank of Canada, NY, 0.37%, due 8/5/11	30,000,000
30,000,000	Royal Bank of Canada, NY, 0.40%, due 10/3/11	30,000,000
50,000,000	US Bank, N.A., 0.24%, due 11/4/10	50,000,000
50,000,000	US Bank, N.A., 0.25%, due 12/3/10	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.28%, due 1/19/11	50,001,095
50,000,000	Westpac Banking Corp., NY, 0.40%, due 9/28/11	50,004,585
50,000,000	Westpac Banking Corp., NY, 0.34%, due 10/11/11	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.38%, due 10/21/11	50,004,918

		1,890,313,278

	COMMERCIAL PAPER

	ASSET-BACKED–0.4%
9,859,000	Old Line Funding LLC, 0.25%, due 11/4/10 (LIQ: Royal Bank of Canada) (Note D)	9,858,795
13,041,000	Old Line Funding LLC, 0.27%, due 12/1/10 (LIQ: Royal Bank of Canada) (Note D)	13,038,066

		22,896,861

	BANKS—7.3%
50,000,000	Bank of Montreal, 0.23%, due 11/9/10	49,997,444
50,000,000	Commonwealth Bank of Australia, NY, 0.27%, due 11/19/10 (Note D)	49,993,250
25,000,000	Commonwealth Bank of Australia, NY, 0.27%, due 11/29/10 (Note D)	24,994,750
50,000,000	Commonwealth Bank of Australia, NY, 0.25%, due 1/4/11 (Note D)	49,978,222

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	BANKS (continued)
$50,000,000	Commonwealth Bank of Australia, NY, 0.25%, due 1/5/11 (Note D)	$49,977,431
50,000,000	Commonwealth Bank of Australia, NY, 0.33%, due 9/16/11 (Note D)	49,999,652
49,000,000	Commonwealth Bank of Australia, NY, 0.31%, due 10/6/11 (Note D)	49,005,633
20,000,000	National Bank of Canada, NY, 0.55%, due 12/21/10	19,984,722
50,000,000	Nordea Bank AB, 0.22%, due 11/5/10	49,997,444
50,000,000	Westpac Banking Corp., NY, 0.30%, due 4/7/11 (Note D)	49,934,583

		443,863,131

	DOMESTIC/FOREIGN BANK SUPPORTED—0.8%
50,000,000	National Australia Funding, 0.25%, due 11/23/10
	(LOC: National Australia Bank) (Note D)	49,992,361

	INDUSTRIAL & OTHER COMMERCIAL PAPER—11.6%
50,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 11/1/10 (Note D)	50,000,000
50,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 11/8/10 (Note D)	49,998,056
50,000,000	Caisse Centrale Desjardins du Quebec, 0.28%, due 1/5/11 (Note D)	49,974,722
50,000,000	General Electric Capital Corp, 0.22%, due 12/7/10	49,989,000
50,000,000	General Electric Capital Corp, 0.24%, due 1/3/11	49,979,000
50,000,000	Procter & Gamble, 0.22%, due 1/20/11	49,975,556
50,000,000	Province of Ontario Canada, 0.44%, due 12/20/10	49,970,056
50,000,000	Shell International Finance, 0.50%, due 3/2/11	49,915,972
50,000,000	Shell International Finance, 0.68%, due 5/5/11	49,825,278
25,300,000	Shell International Finance, 0.74%, due 7/21/11	25,165,587
48,500,000	Stanford University, 0.25%, due 1/19/11	48,473,392
11,740,000	Toyota Motor Credit Corp., 0.25%, due 11/4/10	11,739,755
35,000,000	Toyota Motor Credit Corp., 0.23%, due 12/29/10	34,987,031
31,561,000	Toyota Motor Credit Corp., 0.28%, due 1/31/11	31,538,662
23,500,000	Toyota Motor Credit Corp., 0.32%, due 3/15/11	23,472,009
24,000,000	University Of California, 0.32%, due 11/17/10	23,996,587
47,000,000	University Of California, 0.29%, due 1/6/11	46,975,012

		695,975,675

	TOTAL COMMERCIAL PAPER—20.1%	1,212,728,028

	U.S. GOVERNMENT AGENCY OBLIGATIONS—11.1%
70,000,000	Fannie Mae, 0.29%, due 12/1/10 (Note E)	69,983,083
70,000,000	Fannie Mae Discount Notes, 0.24%, due 11/15/10 (Notes B, E)	69,993,467
20,000,000	Fannie Mae Discount Notes, 0.24%, due 12/13/10 (Notes B, E)	19,994,400
75,000,000	Federal Farm Credit Bank, 0.26%, due 11/3/10	74,999,829
20,000,000	Federal Home Loan Bank, 0.25%, due 1/28/11	19,999,800
55,000,000	Federal Home Loan Bank, 0.22%, due 5/26/11	54,974,670
35,000,000	Federal Home Loan Bank, 0.37%, due 6/1/11	35,004,115
53,000,000	Federal Home Loan Bank, 0.28%, due 7/29/11	53,000,000
75,000,000	Freddie Mac, 0.27%, due 12/30/10 (Note E)	75,032,934
70,000,000	Freddie Mac Discount Notes, 0.25%, due 11/16/10 (Notes B, E)	69,992,708
125,000,000	Freddie Mac Discount Notes, 0.14%, due 11/24/10 (Notes B, E)	124,988,819

		667,963,825

	U.S. TREASURY OBLIGATIONS—7.3%
100,000,000	U.S. Treasury Bills, 0.21%, due 11/12/10 (Note B)	99,993,583
300,000,000	U.S. Treasury Bills, 0.13%, due 1/13/11 (Note B)	299,920,917
40,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	40,236,983

		440,151,483

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT	VALUE

	CORPORATE OBLIGATIONS

	BANKS—0.5%
$20,142,000	Wells Fargo & Co., 6.45%, due 2/1/11 (Note A)	$20,446,317
11,362,000	Wells Fargo & Co. MTN, 0.95%, due 8/29/11 (Note A)	11,423,930

		31,870,247

	DOMESTIC/FOREIGN BANK SUPPORTED—1.4%
2,265,000	Anacortes Class Assets LLC, Ser. 2003, 0.51% (LOC: Bank of America, N.A.) (Note C)	2,265,000
54,880,000	Corporate Finance Managers Inc., Ser. B, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note C)	54,880,000
11,285,000	Country Class Assets LLC, Ser. 2004A, 0.51% (LOC: Bank of America, N.A.) (Note C)	11,285,000
2,495,000	Kern Water Bank Authority, Ser. 2003, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,495,000
730,000	Lauren Co. LLC, 0.33% (LOC: Wells Fargo Bank, N.A.) (Notes C, D)	730,000
1,300,000	PCP Investors LLC, Ser. 2003, 0.33% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,300,000
7,075,000	Riddle Memorial Hospital Healthcare Center III Association, Ser. 2003, 0.33%
	(LOC: PNC Bank, N.A.) (Notes C, D)	7,075,000
2,225,000	Sound Class Assets LLC, Ser. 2003A, 0.51% (LOC: Bank of America, N.A.) (Note C)	2,225,000
1,500,000	Westgate Investment Fund, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		83,755,000

	FINANCIALS—3.1%
44,315,000	International Bank for Reconstruction & Development, 0.47%, due 3/4/11 (Note A)	44,358,238
48,000,000	International Bank for Reconstruction & Development, 0.31%, due 7/13/11 (Note A)	48,016,980
95,000,000	Toyota Motor Credit Corp. MTN, 0.26%, due 1/10/11 (Note A)	95,002,032

		187,377,250

	TOTAL CORPORATE OBLIGATIONS—5.0%	303,002,497

	TAXABLE MUNICIPAL OBLIGATIONS—5.0%
3,600,000	California State HFA, MFH Proj., Ser. F, 0.25%
	(LOC: Fannie Mae; Freddie Mac) (Notes C, E)	3,600,000
27,105,000	California State HFA, Home Mortgage Proj., Ser. M, 0.26%
	(LOC: Fannie Mae) (Notes C, E)	27,105,000
17,900,000	California State EFA, TECP, 0.25%, due 11/5/10	17,900,000
29,700,000	California State PCFA, Pacific Gas & Electric Proj., Ser. C, 0.26%
	(LOC: JPMorgan Chase & Co.) (Note C)	29,700,000
10,400,000	Illinois State DFA, American College of Surgeons Proj., 0.47%
	(LOC: Northern Trust Company) (Note C)	10,400,000
50,000,000	Lower Neches Valley Auth., Exxon-Mobil Proj., Ser. B, 0.24% (Note C)	50,000,000
10,300,000	Missouri State HEFA, Health Care Proj., Ser. E, 0.23%
	(LOC: PNC Bank, N.A.) (Note C)	10,300,000
5,340,000	New Hampshire Business Finance Authority, Ser. B, 0.33%
	(LOC: Bank of America, N.A.) (Note C)	5,340,000
24,000,000	New York State, Liberty Dev. Auth., World Trade Ctr. Proj., Ser. A-1, 0.32%
	(LOC: Bank of New York, N.A.) (Note C)	24,000,000
3,210,000	New Jersey State EDA, Facilities Construction Proj., Ser. R-1, 0.25%
	(LOC: Bank of Nova Scotia) (Note C)	3,210,000
10,520,000	New York State HFA, Dekalb Ace Proj., Ser. B, 0.26%
	(LOC: Wachovia Bank, N.A.) (Note C)	10,520,000
10,000,000	Minnesota State, Office of Higher Education, Ser A, 0.27%
	(LOC: U.S. Bank, N.A.) (Note C)	10,000,000
11,700,000	Texas State GO, Veterans Hsg. Proj., 0.26% (Note C)	11,700,000
44,000,000	University of Texas, TECP, 0.26%, due 12/2/10	44,000,000
44,000,000	University of Texas, TECP, 0.26%, due 12/6/10	44,000,000

		301,775,000

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	REGIONAL GOVERNMENT OBLIGATIONS—4.6%
$50,000,000	Hydro-Quebec, 6.30%, due 5/11/11 (Note A)	$51,535,821
40,000,000	Province of Manitoba Canada MTN, 0.18%, due 2/22/11 (Note A)	39,979,756
19,000,000	Province of Ontario Canada MTN, 1.02%, due 11/8/10 (Note A)	19,002,232
41,775,000	Province of Quebec Canada, 6.13%, due 1/22/11 (Note A)	42,293,090
124,000,000	Province of Ontario Canada, 2.75%, due 2/22/11 (Note A)	124,761,291

		277,572,190

	REPURCHASE AGREEMENTS
300,000,000	Barclays Capital, Inc.
	• 0.22% dated 10/29/10, due 11/1/10 in the amount of $300,005,600
	• fully collateralized by a U.S. Treasury Note, coupon 3.13%
	maturity 5/16/19, value $306,000,082	300,000,000

207,611,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $207,614,633
	• fully collateralized by a Fannie Mae and a Freddie Mac obligation,
	coupon range 0.00%-5.13% maturity range 4/26/11-7/15/12,
	value $211,763,380	207,611,000

450,000,000	RBC Capital Markets Corp.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $450,007,875
	• fully collateralized by various U.S. government obligations,
	coupon range 0.00%-8.25% maturity range 4/18/11-4/15/42,
	value $459,000,369	450,000,000

	TOTAL REPURCHASE AGREEMENTS—15.9%	957,611,000

	TOTAL INVESTMENTS (Cost $6,051,117,301)—100.3%	6,051,117,301

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.3%)	(15,993,159)

	NET ASSETS—100.0%	$6,035,124,142

Please see accompanying notes to financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—13.5%
$70,000,000	Discount Notes, 0.15%, due 11/15/10 (Notes B, E)	$69,995,897
25,000,000	Discount Notes, 0.29%, due 12/1/10 (Notes B, E)	24,993,958
80,000,000	Discount Notes, 0.24%, due 12/13/10 (Notes B, E)	79,977,600
25,000,000	Notes, 0.16%, due 7/27/11 (Notes A, E)	24,992,613

		199,960,068

	FEDERAL FARM CREDIT BANK—13.9%
20,000,000	Notes, 0.26%, due 11/1/10 (Note A)	20,000,000
50,000,000	Notes, 0.24%, due 11/1/10 (Note A)	50,000,000
20,000,000	Notes, 0.24%, due 11/2/10 (Note A)	20,000,000
75,000,000	Notes, 0.26%, due 11/3/10 (Note A)	74,999,829
38,000,000	Notes, 0.16%, due 11/16/10 (Note A)	38,000,000
3,300,000	Notes, 0.09%, due 1/14/11 (Note A)	3,299,261

		206,299,090

	FEDERAL HOME LOAN BANK—23.2%
20,000,000	Discount Notes, 0.17%, due 11/17/10 (Note B)	19,998,489
10,000,000	Notes, 0.37%, due 11/1/10 (Note A)	10,001,176
25,000,000	Notes, 0.29%, due 11/1/10 (Note A)	24,994,187
25,000,000	Notes, 0.28%, due 11/1/10 (Note A)	25,002,614
15,000,000	Notes, 0.22%, due 11/1/10 (Note A)	14,993,092
40,000,000	Notes, 0.28%, due 11/6/10 (Note A)	40,000,000
46,000,000	Notes, 0.17%, due 11/12/10 (Note A)	45,981,886
70,000,000	Notes, 0.25%, due 12/28/10	69,996,193
5,000,000	Notes, 0.40%, due 1/4/11	5,000,013
15,625,000	Notes, 0.75%, due 1/18/11	15,636,681
13,895,000	Notes, 1.63%, due 1/21/11	13,932,586
50,000,000	Notes, 0.25%, due 1/28/11	49,999,500
8,985,000	Notes, 2.63%, due 5/20/11	9,098,436

		344,634,853

	FREDDIE MAC—13.5%
20,000,000	Discount Notes, 0.25%, due 11/16/10 (Notes B, E)	19,997,916
30,000,000	Discount Notes, 0.14%, due 11/24/10 (Notes B, E)	29,997,317
50,000,000	Discount Notes, 0.18%, due 12/27/10 (Notes B, E)	49,986,389
33,000,000	Discount Notes, 0.22%, due 6/22/11 (Notes B, E)	32,953,012
20,000,000	Notes, 0.27%, due 12/30/10 (Notes A, E)	20,008,782
47,940,000	Notes, 0.34%, due 1/7/11 (Notes A, E)	47,960,494

		200,903,910

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—64.1%	951,797,921

	U.S. TREASURY OBLIGATION—2.0%
30,000,000	U.S. Treasury Notes, 1.00%, due 8/31/11	30,177,737

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	CORPORATE OBLIGATION—2.8%
$40,450,000	SunTrust Bank MTN, 0.94%, due 12/16/10 (Note B)	$40,487,491

	REPURCHASE AGREEMENTS—31.2%
175,000,000	Barclays Capital Inc.
	• 0.22% dated 10/29/10, due 11/1/10 in the amount of $175,003,208
	• fully collateralized by U.S. Treasury Notes, coupon range 1.13%-4.50%
	maturity range 12/15/11-3/31/12, value $178,500,014	175,000,000

78,069,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $78,070,366
	• fully collateralized by a Fannie Mae and Freddie Mac obligation,
	coupon range 0.00%-1.00% maturity range 4/18/11-9/20/13,
	value $79,630,861	78,069,000

210,000,000	RBC Capital Markets Corp.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $210,003,675
	• fully collateralized by various U.S. government obligations,
	coupon range 0.00%-3.50% maturity range 1/10/11-7/21/20,
	value $214,200,659	210,000,000

		463,069,000

	TOTAL INVESTMENTS (Cost $1,485,532,149)—100.1%	1,485,532,149

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1%)	(1,775,143)

	NET ASSETS—100.0%	$1,483,757,006

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—0.9%
$1,900,000	Infirmary Health Sys. Spcl. Care Facs. Rev. Bonds (Health Sys. Inc Proj.)
	Ser. B, 0.25% (LOC: Deutsche Bank, AG) (Note C)	$1,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.50%
	(LOC: U.S. Bank, N.A.) (Note C)	4,650,000

		6,550,000

	ARIZONA—1.6%
12,870,000	Coconino Cnty. Rev. Bonds 0.31% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	12,870,000

	CALIFORNIA—10.0%
4,600,000	DERWA TECP, Ser. A, 0.27%, due 11/10/10 (LOC: JPMorgan Chase & Co.)	4,600,000
2,800,000	Economic Recovery, Ser. C-4, 0.25% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,800,000
12,100,000	Educational Facs. Auth. (Kindergarten Proj.) Ser. A3, 0.24%
	(LOC: State Street Bank & Trust Co.) (Note C)	12,100,000
26,588,730	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.34% (LOC: Freddie Mac) (Notes C, D, E)	26,588,730
18,160,000	HFA Rev. Bonds, MFH, Ser. B, 0.26% (TCLF: Fannie Mae; Freddie Mac) (Notes C, E)	18,160,000
1,600,000	PCFA Rev. Bonds, Ser. B, 0.27% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,600,000
1,040,000	PCFA Rev. Bonds, Ser. C, 0.26% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,040,000
3,000,000	PCFA Rev. Bonds, Ser. E, 0.25% (LOC: Bank One N.A.) (Note C)	3,000,000
7,100,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.27%
	(LOC: JPMorgan Chase & Co.) (Note C)	7,100,000
1,250,000	Ventura Cnty. TECP, 0.31%, due 11/17/10	1,250,000

		78,238,730

	COLORADO—1.5%
1,065,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.38%
	(LOC: U.S. Bank, N.A.) (Note C)	1,065,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.23%
	(LOC: U.S. Bank, N.A.) (Note C)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.33% (LOC: U.S. Bank, N.A.) (Note C)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.31% (LOC: Fannie Mae) (Notes C, E)	4,000,000
800,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.44%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	800,000

		11,765,000

	CONNECTICUT—1.4%
2,500,000	HEFA Rev. Bonds, TECP (Yale University) Ser. Y-3, 0.20%, due 11/5/10	2,500,000
8,690,000	HEFA Rev. Bonds, TECP (Yale University) Ser. X-2, 0.20%, due 11/5/10	8,690,000

		11,190,000

	FLORIDA—2.5%
7,025,000	Alachua Cnty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.31%
	(LOC: Fannie Mae) (Notes C, E)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.31% (LOC: Fannie Mae) (Notes C, E)	2,500,000
9,550,000	Miami-Dade Cnty., IDA Rev. Bond, 0.34% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	9,550,000

		19,075,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	GEORGIA—2.6%
$4,450,000	Douglas Cnty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.34%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	$4,450,000
16,000,000	Main Street National Gas Rev. Bonds, Ser. A, 0.28% (Note C)	16,000,000

		20,450,000

	IDAHO—0.6%
4,500,000	Idaho State TANS, 2.00%, due 6/30/11	4,547,045

	ILLINOIS—3.8%
16,918,000	Educ. Facs. Auth. TECP, 0.28%, due 12/7/10 (LOC: JPMorgan Chase Bank, N.A.)	16,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Foundation Proj.) Ser. B, 0.22%
	(LOC: Northern Trust Company) (Note C)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Foundation Proj.) Ser. C, 0.21%
	(LOC: Northern Trust Company) (Note C)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.26%
	(LOC: Northern Trust Company) (Note C)	3,600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.40%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs. Proj.) 0.44% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,630,000

		29,848,000

	INDIANA—2.1%
775,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.48% (LOC: US Bank, N.A.) (Note C)	775,000
12,500,000	Housing & Comm. Dev. Auth. Rev. Bonds, Ser A-2, 0.29%
	(LOC: Fannie Mae) (Notes C, E)	12,500,000
3,000,000	Fin. Auth. Rev. Bonds (Sisters St. Francis Proj.) 0.23%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000

		16,275,000

	IOWA—3.5%
8,170,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.34% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,170,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.33%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	4,998,000
1,260,000	Fin. Auth. Rev. Bonds (Embria Health) 0.44% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,260,000
12,700,000	Fin. Auth. Rev. Bonds (Iowa Health Sys.) Ser. D, 0.30%
	(LOC: Bank of America, N.A.) (Note C)	12,700,000

		27,128,000

	KENTUCKY—0.5%
3,600,000	Williamstown, League of Cities Funding Trust, Ser. B, 0.27%
	(LOC: U.S. Bank, N.A.) (Note C)	3,600,000

	LOUISIANA—1.5%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.38%
	(LOC: Bank of America, N.A.) (Note C)	2,789,000
9,000,000	East Baton Rouge Parish, Rev. Bonds (Exxon Proj.) 0.24% (Note C)	9,000,000

		11,789,000

	MARYLAND—1.0%
7,800,000	Maryland State Health and Higher Ed. (Pooled Land Proj.) Ser. D, 0.29% (Note C)	7,800,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT	VALUE

	MICHIGAN—4.2%
$8,205,000	HDA Rev. Bonds (Alderwood Proj.) 0.30% (LOC: FHLB) (Note C)	$8,205,000
17,700,000	HDA Rev. Bonds, Ser. B, 0.33% (LOC: Fannie Mae) (Notes C, E)	17,700,000
7,000,000	Michigan State GO, Ser. A, 2.00% (Note C)	7,099,120

		33,004,120

	MINNESOTA—4.9%
1,300,000	Eden Prairie MFH Rev. Bonds, 0.39% (LOC: LaSalle Bank, N.A.) (Note C)	1,300,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.32%
	(LOC: U.S. Bank, N.A.) (Note C)	5,000,000
15,350,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.35%
	(LOC: LaSalle Bank, N.A.) (Note C)	15,350,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.35%
	(LOC: LaSalle Bank, N.A.) (Note C)	11,705,000
5,000,000	St. Paul Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.23%
	(LOC: Wells Fargo & Co.) (Note C)	5,000,000

		38,355,000

	MISSOURI—1.4%
5,000,000	Missouri State HEFA (SSM Health Care Proj.) Ser. E, 0.23%
	(LOC: PNC Bank, N.A.) (Note C)	5,000,000
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.23%
	(LOC: U.S. Bank, N.A.) (Note C)	6,000,000

		11,000,000

	MONTANA—0.2%
1,500,000	Forsyth PCR Bonds (Pacificorp Proj.) 0.29% (LOC: BNP Paribas) (Note C)	1,500,000

	NEW JERSEY—4.2%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000
16,200,000	EDA Rev. Bonds (Facilities Constr. Proj.) Ser. R-1, 0.25%
	(LOC: Bank of Nova Scotia) (Note C)	16,200,000
16,000,000	New Jersey State TRANS, 2.00%, due 6/23/11	16,171,336

		33,006,336

	NEW MEXICO—1.2%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.24%
	(LOC: State Street Bank & Trust Co.) (Note C)	5,000,000
4,000,000	New Mexico State TRANS, 2.00%, due 6/30/11	4,044,725

		9,044,725

	NEW YORK—10.0%
7,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/10	7,018,495
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.28% (LOC: Fannie Mae) (Notes C, E)	7,000,000
22,300,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.32% (Note C)	22,300,003
500,000	NYC Muni. Wtr. Finance Auth. Rev. Bonds (Gen. Resolution Proj.)
	Ser. AA-1, 0.25% (Note C)	500,000
1,200,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music)
	Ser. A, 0.22% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,200,000
9,100,000	NYC GO, Sub-Ser. E4, 0.23% (LOC: BNP Baribas) (Note C)	9,100,000
2,400,000	NYC GO, Ser. F-6, 0.27% (LOC: Morgan Guaranty Trust) (Note C)	2,400,000
5,000,000	Nassau Health Care Corp., Ser. D-1, 0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5,000,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	NEW YORK (continued)
$8,000,000	Power Auth. GO Bonds, 0.29% (Note C)	$8,000,000
11,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.30%, due 11/9/10
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg;
	State Street Bank & Trust Co.)	11,000,000
4,500,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.33%, due 1/13/11
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg;
	State Street Bank & Trust Co.)	4,500,000

		78,018,498

	NEVADA—0.9%
7,150,000	Truckee Meadows TECP, 0.30%, due 1/13/11	7,150,000

	OHIO—0.9%
6,800,000	Allen Cnty. Ohio Hosp. Facs., Rev. Bonds (Catholic Healthcare Proj.) Ser. D, 0.28%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	6,800,000

	OKLAHOMA—1.5%
12,000,000	Oklahoma Cnty. Water Utilities Auth. TECP, 0.29%, due 12/1/10	12,000,000

	OREGON—1.2%
9,000,000	Oregon State TANS, 2.00%, due 6/30/11	9,095,281

	PENNSYLVANIA—4.5%
4,000,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.)
	Ser. B-1, 0.22% (LOC: Deutsche Bank, N.A.) (Note C)	4,000,000
7,500,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.)
	Ser. C, 0.22% (LOC: PNC Bank, N.A.) (Note C)	7,500,000
6,300,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-4, 0.28% (Note C)	6,300,000
9,800,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-5, 0.48% (Note C)	9,800,000
7,875,000	Philadelphia Gas Works Rev. Bonds, Ser. E, 0.26%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	7,875,000

		35,475,000

	TEXAS—11.8%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.31%
	(LOC: Fannie Mae) (Notes C, E)	6,000,000
21,950,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(BP Amoco Chem. Proj.) 0.24% (Note C)	21,950,000
1,000,000	Houston Hotel Occupancy TECP, 0.28% due 11/17/10 (LOC: Bank of New York, NY)	1,000,000
5,835,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) Sub-Ser. B-3, 0.24% (Note C)	5,835,000
10,000,000	North Texas Toll Auth. TECP, 0.28%, due 12/6/10	10,000,000
10,995,000	State of Texas GO (Veterans Proj.) Ser. C, 0.27% (Note C)	10,995,000
31,000,000	State of Texas TRANS, 2.00%, due 8/31/11	31,426,890
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.20% (Note C)	5,000,000

		92,206,890

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	UTAH—1.3%
$8,235,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.38% (LOC: DEPFA Bank) (Note C)	$8,235,000
1,960,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.27%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,960,000

		10,195,000

	VARIOUS STATES—3.8%
19,815,797	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.34% (LOC: Freddie Mac) (Notes C, D, E)	19,815,797
10,181,283	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.34% (LOC: Freddie Mac) (Notes C, D, E)	10,181,283

		29,997,080

	VERMONT—1.8%
13,800,000	Vermont State, Student Assistance Rev. Bonds, Ser B-1, 0.27%
	(LOC: Bank of New York) (Note C)	13,800,000

	VIRGINIA—2.1%
16,500,000	Norfolk IDA TECP, 0.28%, due 1/7/11	16,500,000

	WASHINGTON—4.9%
400,000	EDA Rev. Bonds (Seadrunar Proj.) 0.28% (LOC: US Bank, N.A.) (Note C)	400,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.32% (LOC: Fannie Mae) (Notes C, E)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.32% (LOC: Fannie Mae) (Notes C, E)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.32% (LOC: Fannie Mae) (Notes C, E)	6,365,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.30% (LOC: US Bank, N.A.) (Note C)	1,600,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.32% (LOC: Fannie Mae) (Notes C, E)	2,000,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.32% (LOC: U.S. Bank, N.A.) (Note C)	4,700,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.32% (LOC: US Bank, N.A.) (Note C)	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.33% (LOC: Fannie Mae) (Notes C, E)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.32%
	(LOC: US Bank, N.A.) (Note C)	800,000

		38,255,000

	WISCONSIN—3.2%
500,000	State of Wisconsin, TECP, 0.31%, due 12/10/10	500,000
24,000,000	State of Wisconsin, TANS, 2.00%, due 6/15/11	24,221,622

		24,721,622

	WYOMING—2.9%
15,000,000	Student Loan Auth., Ser. A-2, 0.32% (LOC: Royal Bank of Canada) (Note C)	15,000,000
7,500,000	Sweetwater Cnty., TECP, 0.27%, due 11/18/10	7,500,000

		22,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $783,750,327)—100.4%	783,750,327

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4%)	(3,241,878)

	NET ASSETS—100.0%	$780,508,449

Please see accompanying notes to financial statements.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—99.0%
$6,360,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene) 0.22%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	$6,360,000
11,600,000	Econ. Rec. Bonds, Ser. C11, 0.26% (LOC: BNP Paribas) (Note C)	11,600,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.21% (Note C)	12,900,000
4,500,000	Educational Facilities TECP, 0.25%, due 11/5/10	4,500,000
24,906,992	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.34% (LOC: Freddie Mac) (Notes C, D, E)	24,906,992
10,219,410	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.34% (LOC: Freddie Mac) (Notes C, D, E)	10,219,410
1,000,000	GO Bonds, Ser. A-1, 0.24% (LOC: JPMorgan Chase Bank) (Note C)	1,000,000
5,000,000	GO Bonds, Ser. A-3, 0.27% (LOC: Bank of Montreal) (Note C)	5,000,000
6,950,000	GO Bonds (Kindergarten Proj.) Ser. A2, 0.25%
	(LOC: State Street Bank & Trust Co.) (Note C)	6,950,000
8,600,000	GO Bonds (Kindergarten Proj.) Ser. A3, 0.24%
	(LOC: State Street Bank & Trust Co.) (Note C)	8,600,000
4,180,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. Proj.)
	Ser. B, 0.25% (LOC: U.S. Bank, N.A.) (Note C)	4,180,000
5,405,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. Proj.)
	Ser. B, 0.28% (LOC: Bank of America, N.A.) (Note C)	5,405,000
8,100,000	Health Facilities Auth. Rev. Bonds (Childrens Hospital Sys. Proj.)
	Ser. C, 0.24% (LOC: U.S. Bank, N.A.) (Note C)	8,100,000
6,000,000	Health Facilities Auth. Rev. Bonds (Scripps Health Sys. Proj.)
	Ser. C, 0.22% (LOC: Barclays Bank PLC) (Note C)	6,000,000
4,900,000	HFA Rev. Bonds, MFH, Ser. A, 0.26% (LOC: Fannie Mae) (Notes C, E)	4,900,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.26% (LOC: Fannie Mae) (Notes C, E)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.26% (LOC: Fannie Mae) (Notes C, E)	3,000,000
4,280,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.24% (Note C)	4,280,000
2,800,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.33%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,800,000
1,035,000	Infrastructure & EDR Bonds, Ser. A, 0.36% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,035,000
1,037,000	Irvine Assessment District No. 94-13 (Oak Creek) Special Assessment Bonds,
	Ser. 1997, 0.28% (LOC: State Street Bank & Trust Co.) (Note C)	1,037,000
862,000	Irvine Assessment District No. 93-14, Special Assessment Bonds, 0.23%
	(LOC: Bank of America, N.A.) (Note C)	862,000
7,600,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.30%
	(LOC: Fannie Mae) (Notes C, E)	7,600,000
1,900,000	Long Beach Cty. TECP, 0.31%, due 11/10/10 (LOC: JPMorgan Chase Bank)	1,900,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser B, 0.25% (LOC: JPMorgan Chase Bank)	2,000,000
4,000,000	Los Angeles Cty. Leasing, TECP, 0.30%, due 11/9/10 (LOC: JPMorgan Chase Bank)	4,000,000
2,160,000	Los Angeles Cty. Muni., TECP, 0.30%, due 12/7/10 (LOC: JPMorgan Chase Bank)	2,160,000
3,500,000	Los Angeles Cty. Muni., TECP, 0.28%, due 11/9/10 (LOC: JPMorgan Chase Bank)	3,500,000
1,530,000	Muni. Fin. Auth. Rev. Bonds (Goodwill Inds.-Orange Cnty.) 0.32%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,530,000
2,400,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. A, 0.22%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,400,000
3,500,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. B, 0.22%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,500,000
5,500,000	PCFA Rev. Bonds (Pacific Gas & Electric) 0.25% (LOC: Bank One, N.A.) (Note C)	5,500,000
1,600,000	PCFA Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.27%
	(LOC: JPMorgan Chase Bank) (Note C)	1,600,000
5,400,000	PCFA Rev. Bonds (Pacific Gas & Electric) 0.26%
	(LOC: JP Morgan Chase Bank) (Note C)	5,400,000
11,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 2/8/11	11,000,000

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

$4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.25%, (LOC: Bank of America, N.A.) (Note C)	$4,860,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.28%, due 1/7/11	6,500,000
6,900,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.27%
	(LOC: JPMorgan Chase & Co.) (Note C)	6,900,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.25%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.26%
	(LOC: U.S. Bank, N.A.) (Note C)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.39%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	7,700,000
950,000	Santa Fe Springs IDA (Metal Ctr. Proj.) Ser. A, 0.55%
	(LOC: Bank of America, N.A.) (Note C)	950,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.29% (LOC: Fannie Mae) (Notes C, E)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.29%
	(LOC: Fannie Mae) (Notes C, E)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.28% (LOC: U.S. Bank, N.A.) (Note C)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.29% (LOC: Fannie Mae) (Notes C, E)	3,600,000
12,500,000	Ventura Cty. TECP, 0.31%, due 11/17/10	12,500,000
13,000,000	University of CA TECP, 0.29%, due 12/2/10	13,000,000
1,300,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.) Ser. A, 0.23%
	(LOC: U.S. Bank, N.A.) (Note C)	1,300,000
3,500,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.) Ser. B, 0.23%
	(LOC: U.S. Bank, N.A.) (Note C)	3,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $271,340,402)—99.0%	271,340,402

	OTHER ASSETS AND LIABILITIES, NET—1.0%	2,878,207

	NET ASSETS—100.0%	$274,218,609

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—98.7%
$3,400,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.30%
	(LOC: Fannie Mae) (Notes C, E)	$3,400,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.25%, due 11/9/10	4,000,000
3,000,000	Dorm. Auth. Rev. Bonds (City University) Ser. C, 0.29%
	(LOC: Bank of America, N.A.) (Note C)	3,000,000
4,800,000	Dorm. Auth. Rev. Bonds (Columbia University) Ser. A, 0.20% (Note C)	4,800,000
5,800,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.24% (Note C)	5,800,000
3,000,000	Dorm. Auth. Rev. Bonds (University of Rochester) Ser. B-1, 0.24% (Note C)	3,000,000
1,700,000	Dutchess Cty. IDA Rev. Bonds (Marist College) Ser. A, 0.28%
	(LOC: JPMorgan Chase & Co.) (Note C)	1,700,000
2,230,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.28%
	(LOC: Canadaigua National Bank & Trust Co.) (Note C)	2,230,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.26% (LOC: Fannie Mae) (Notes C, E)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.28% (LOC: Freddie Mac) (Notes C, E)	1,000,000
6,300,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.28% (LOC: Freddie Mac) (Notes C, E)	6,300,000
5,400,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.29% (LOC: Freddie Mac) (Notes C, E)	5,400,000
5,000,000	HFA Rev. Bonds (Bower Place Proj.) Ser. A, 0.24% (LOC: Freddie Mac) (Note C, E)	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes C, E)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.29% (LOC: Fannie Mae) (Notes C, E)	2,250,000
6,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.32% (Note C)	6,000,000
600,000	Long Island Power Auth. Rev. Bonds, Ser. 1-B, 0.25%
	(LOC: State Street Bank & Trust Co.)	600,000
2,000,000	Long Island Power Auth. TECP, 0.24%, due 11/12/10 (LOC: WestLB AG)	2,000,000
850,000	Long Island Power Auth. TECP, 0.30%, due 11/15/10 (LOC: WestLB AG)	850,000
700,000	Metropolitan Trans. Auth. Rev. Bonds, Ser. B-2, 0.25% (LOC: BNP Paribas)	700,000
6,000,000	Metropolitan Trans. Auth. RANS, 2.00%, due 12/31/10	6,015,853
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.24% (Note C)	400,000
5,000,000	Nassau Health Care Rev. Bonds, 0.20% (LOC: JPMorgan Chase Bank) (Note C)	5,000,000
6,120,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.33%
	(LOC: Bank of America, N.A.) (Note C)	6,120,000
800,000	NYC GO Bonds, Ser. F-6, 0.27% (LOC: Morgan Guaranty Trust) (Note C)	800,000
1,200,000	NYC GO Bonds, Sub-Ser. E4, 0.23% (LOC: BNP Paribas) (Note C)	1,200,000
3,165,000	NYC GO Bonds, Sub-Ser. I6, 0.26% (LOC: Calsters) (Note C)	3,165,000
5,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.28%
	(LOC: Freddie Mac) (Notes C, E)	5,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.28% (LOC: Fannie Mae) (Notes C, E)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.28% (LOC: Fannie Mae) (Notes C, E)	5,000,000
5,830,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.27%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	5,830,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.29%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,400,000
5,200,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.25% (Note C)	5,200,000
7,500,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. CC, 0.24% (Note C)	7,500,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.27%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,800,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2010

PRINCIPAL AMOUNT		VALUE

$8,455,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music)
	Ser. A, 0.22% (LOC: Wells Fargo Bank, N.A.) (Note C)	$8,455,000
3,000,000	Onondaga Cty. Trust for Cultural Res. Rev. Bonds (Syracuse Univ. Proj.)
	Ser. A, 0.27% (LOC: Bank of America, N.A.) (Note C)	3,000,000
3,000,000	Power Auth. GO Bonds, 0.29% (Note C)	3,000,000
2,000,000	Power Auth. GO Bonds, 0.29% (Note C)	2,000,000
500,000	Suffolk Cty. IDA Rev. Bonds (Touro College Proj.) 0.27%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	500,000
6,595,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.23%
	(LOC: State Street Bank & Trust Co.) (Note C)	6,595,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $147,110,853)—98.7%	147,110,853

	OTHER ASSETS & LIABILITIES, NET—1.3%	1,937,110

	NET ASSETS—100.0%	$149,047,963

Please see accompanying notes to financial statements.

37

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — October 31, 2010

(A)	Variable rate securities. The rate shown is the current rate on October 31, 2010. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on October 31, 2010.

(D)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2010, the securities amounted to $554,550,521 or 9.2% of net assets of the Money Market Portfolio, $56,585,810 or 7.2% of net assets of the Municipal Portfolio and $35,126,402 or 12.8% of net assets of the California Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(E)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Description of Abbreviations

CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
DFA	Developmental Finance Authority	LIQ	Liquidity Agreement
EDA	Economic Development Authority	LOC	Letter of Credit
EDC	Economic Development Corporation	MFC	Multi-Family Certificates
EDR	Economic Development Revenue	MFH	Multi-Family Housing
EFA	Educational Finance Authority	MTN	Medium Term Note
FHLB	Federal Home Loan Bank	MUD	Municipal Urban Development
Fannie Mae	Federal National Mortgage Association	PCFA	Pollution Control Finance Authority
Freddie Mac	Federal Home Loan Mortgage Corp.	PCR	Pollution Control Revenue Bond
GO	General Obligation	PTA	Public Transportation Authority
HDA	Housing Development Authority	RANS	Revenue Anticipation Notes
HDC	Housing Development Corporation	TANS	Tax Anticipation Notes
HEFA	Housing & Educational Finance Authority	TCLF	Temporary Credit Liquidity Facility
HFA	Housing Finance Authority	TECP	Tax-Exempt Commercial Paper
HFC	Housing Finance Commission	TRANS	Tax & Revenue Anticipation Notes
IDA	Industrial Development Authority

38

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio of TD Asset Management USA Funds Inc. at October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2010

39

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors”. A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900.

		Term of		Number of
		Office with		Portfolios
	Position(s)	Company		in Fund	Other
	Held with	and Length		Complex	Directorships
Name, Address	the	of Time	Principal Occupation(s)	Overseen	Held by
and Age	Company	Served†	During Past 5 Years	by Director	Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	12	None.
		12/12/95	Foundation since February 2007; Chairman
c/o TDAM USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
Age: 67			(Nassau County Chapter) from June 2003
through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork Management,
Inc. from 1996 through 2001; Trustee of The
Shannon McCormack Foundation since
1988, The Kevin Scott Dalrymple
Foundation since 1993; Director of Dime
Bancorp, Inc. from 1990 through January
2002; Director of the Council of
Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
Age: 72					March 2001; and
Director of George
Weston Limited
since May 2000.

LAWRENCE J. TOAL	Director	Since	Vice Chairman and former President of the	12	None.
		12/12/95	Board of Trustees of New York City Big
c/o TDAM USA Inc.			Brothers/Big Sisters since 2000; Chairman
31 West 52nd Street			of the Board of Trustees of Healthcare
New York, NY 10019			Chaplaincy from 1990 through 2009;
Age: 72			President and Chief Executive Officer of
Dime Bancorp, Inc. from July 2000 through
February 2002; Chairman, President and
Chief Executive Officer of Dime Bancorp,
Inc. from January 1997 through June 2000;
and Chief Executive Officer of The Dime
Savings Bank of New York, FSB from
January 1997 through February 2002.

40

Directors and Officers Information
(Unaudited) (Continued)

		Term of		Number of
		Office with		Portfolios
	Position(s)	Company		in Fund	Other
	Held with	and Length		Complex	Directorships
Name, Address	the	of Time	Principal Occupation(s)	Overseen by	Held by
and Age	Company	Served†	During Past 5 Years	Director	Director††

JAMES E. KELLY	Director	Since	Consultant and financial services attorney	12	None.
		12/18/08	since June 2002; teacher at Empire State
c/o TDAM USA Inc.			College since 2008; senior advisor to New
31 West 52nd Street			York State Banking Department during
New York, NY 10019			2009; Chief Financial Officer of Brooklyn
Age: 59			Academy of Music, Inc. during 2007;
Consultant and Chief Operating Officer to
the Health Care Chaplaincy from 2003 to
2006; Trustee of Albany Law School since
2000; and Executive Vice President and
General Counsel of Dime Bancorp, Inc.
from January 1998 through May 2002.

DONALD J. HERREMA	Director	Since	Executive Vice Chairman of Kennedy	12	Director of
		3/30/09	Wilson, International, since 2009; Financial		Lepercq, de
c/o TDAM USA Inc.			services executive and advisor; Founder of		Neuflize and Co.,
31 West 52nd Street			BlackSterling Partners, LLC, since 2004;		since 2009.
New York, NY 10019			Senior Advisor of Stone Point Capital since
Age: 58			2008; Managing Director, Head of Private
Wealth Management for Morgan Stanley,
2006 through 2008; Chairman and CEO of
Loring Ward International, LTD from 2005
through 2006; CEO of Atlantic Trust
(INVESCO) from 2001 through 2004; Chief
Executive Officer of Bessemer Trust from
1993 through 2000; Trustee of Christ
Church (NYC) since 1999; Trustee of
Whittier College since 1995; Board Member,
USC Marshall School of Business since 2010.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	12	None.
	and	12/12/95	rendering investment management, tax and
c/o TDAM USA Inc.	Director		estate planning services to individual
31 West 52nd Street			clients, and strategic planning advice to
New York, NY 10019			corporate clients, since 1989.
Age: 78

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2010.

††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of The Toronto-Dominion Bank stock.

41

Directors and Officers Information
(Unaudited) (Continued)

Term of Office
with Company
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Company	Time Served	During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2004, Managing Director, Relationship
	Executive Officer		Management of TD Asset Management;
c/o TDAM USA Inc.			from 2002 to 2004 Managing Director,
31 West 52nd Street			Portfolio Management of TDAM.
New York, NY 10019

Age: 41

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since June 2008, Vice President and
	and Anti-Money		Director and Secretary of the Investment
c/o TDAM USA Inc.	Laundering Officer		Manager, from June 2005 through March
31 West 52nd Street			2008, attorney Schulte Roth and Zabel LLP,
New York, NY 10019			from May 2001 through May 2005,
Age: 46			Securities Compliance Examiner, United
States Securities and Exchange Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments.
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 42

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments.
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 39

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of
Regulatory Administration, Citi Fund
c/o Citi Fund Services Ohio, Inc.			Services Ohio, Inc.; from October 2004
100 Summer Street,			through September 2008, Senior Counsel,
Suite 1500			MetLife, Inc.
Boston, MA 02110

Age: 40

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director;
	Officer, Vice President	and 11/2/99	Senior Vice President of Investment
c/o TDAM USA Inc.	and Assistant Secretary		Manager from August 1996 to December
31 West 52nd Street			2005 and TD Waterhouse Investor Services,
New York, NY 10019			Inc. from June 1997 to December 2005.
Age: 51

42

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TDAMANN01

Annual Report October 31, 2010

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
– Institutional Class
– Institutional Service Class
– Commercial Class

TDAM Institutional Municipal Money Market Fund
– Institutional Class
– Institutional Service Class
– Commercial Class

TDAM Institutional U.S. Government Fund
– Institutional Class
– Institutional Service Class
– Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund
– Institutional Service Class
– Commercial Class

TDAM Global Sustainability Fund
– Institutional Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer and	Chief Compliance Officer
Anti-Money Laundering Officer
Jack Huntington
Secretary
† Interested Director

Service Providers

Investment Manager	Transfer Agent
& Administrator	Citi Fund Services Ohio, Inc.
TDAM USA Inc.	3435 Stelzer Road
31 West 52nd Street	Columbus, OH 43219
New York, NY 10019

Independent Registered	Legal Counsel
Public Accounting Firm	Willkie Farr & Gallagher LLP
Ernst & Young LLP	787 Seventh Avenue
Two Commerce Square	New York, NY 10019
2001 Market Street
Philadelphia, PA 19103
Independent Directors Counsel
Custodian	Goodwin Procter LLP
BNY Mellon	901 New York Avenue, N.W.
One Wall Street	Washington, DC 20001
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

During the fiscal year which ended October 31, 2010, financial markets were quite volatile, as optimism about the outlook for the U.S. economy waxed and waned. As a result, risk assets such as equities and “safe-haven” securities like U.S. Treasuries moved in and out of favor. In the end, though, both equities and bonds advanced over the 12-month period, with equities leading the charge as earnings growth continued to surprise on the upside.

As the fiscal year got underway and we headed into 2010, investors grew more confident that the worst of the global recession had passed and a recovery was taking shape. Despite a few hiccups, U.S. data on the whole continued to support improvement in economic activity, leading investors to become less risk-averse and increasingly turn from relatively safe government bonds to potentially higher-yielding assets like equities.

At the same time, the labor market picked up, producing jobs in the first five months of 2010. The unemployment rate remained elevated at 9.7%, but had fallen from a 26-year high of 10.1% six months earlier. Meanwhile, manufacturing, a key leading economic indicator, continued to expand, and inflation remained subdued. Market sentiment received a further boost from the U.S. Federal Reserve Open Market Committee’s (Federal Reserve) view that the U.S. economy, though improving, still needed low interest rates to help keep the recovery on track.

The uncertainty re-emerged, however, and as summer approached, the markets ran into more headwinds. U.S. data suggested the economic recovery was moderating as the employment gains to date were sub-par relative to past cycles. Investors questioned the sustainability of the recovery, given a still-fragile housing market and weak consumer confidence. Adding to the concerns at home was the European sovereign debt crisis, and uncertainty about how it might impact economic growth and asset prices. On the one hand, investors worried that Greece and other countries like Portugal, Spain and Ireland might default on their debt. On the other hand, there were concerns that the efforts of European governments to reduce their budget deficits might slow the global economic rebound.

As we moved into the fall, optimism that the U.S. economy would avoid slipping back into recession returned. The U.S. economy grew for a fifth consecutive quarter in the third quarter of calendar 2010. Although the pace slowed, growth was better than forecast as consumer spending increased the most in almost four years. On the employment front, the economy started adding jobs again in October and private sector gains in the previous three months were revised higher. The unemployment rate remained stuck at 9.6%. At the same time, the annual overall rate of inflation hovered around 1.1% in September, while the annual core rate sat at 0.8%, the lowest rate since 1961.

In light of the tepid jobs growth and subdued inflation, the Federal Reserve initiated a second round of quantitative easing in early November, announcing it will buy $600 billion of Treasuries through next June. The Federal Reserve said it will regularly review the size and pace of its purchases and adjust the program as needed to help spur maximum employment and price stability. It will also continue to reinvest repayments of principal on its holdings of securities, as it has been doing since August 2010.

Anticipation of more Federal Reserve easing, better-than-expected earnings, an improving economic outlook for Europe and China, and merger-and-acquisition activity all provided support to equity markets in the final months of the fiscal year. The S&P 500 Index posted a strong 16.5% return for the 12 months. All 10 sectors gained, with economically sensitive sectors like consumer discretionary, industrials and materials leading the way. The Barclays Capital U.S. Aggregate Bond Index had a positive return of 8.0% for the fiscal year. Treasuries rallied in the second half of the year on expectations the Federal Reserve was preparing to increase its purchases of government debt to help stimulate the economy. Corporate bonds continued to outperform Treasuries, as demand for corporate issues remained solid due their higher yields.

This year also saw considerable regulatory change. The Dodd-Frank bill was passed, and the regulators will be busy implementing rule changes through 2011. We also saw new money market Fund rules, as the SEC amended Rule 2a-7 which governs these funds. The new rules were designed to increase the stability and reduce the risk in money market funds. The TD Asset Management Money Market funds, with their focus on safety and liquidity, were well positioned to adapt to these new rules.

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Looking Ahead

More time is clearly needed to put the economy on track for stronger and more durable growth. The longest post-war recession officially ended in June 2009 (according to the National Bureau of Economic Research), but the expansion has been slow and uneven. There are concerns that rising government debt could still weigh on the global economic rebound. But there are signs of progress. To help the process along, major central banks such as the U.S. Federal Reserve, European Central Bank, and the Bank of England have indicated they plan to keep interest rates low for some time yet.

Performance Summary

In our TD Asset Management money market funds, our focus on safety of principal and liquidity served our investors well through the low interest rate environment during the fiscal year. Our allocation to high-quality corporate securities added value.

The tone in the credit market remained positive over the 12 months, as demand was solid in the new issues market. The positive sentiment affected the performance of the TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund.

The TDAM Short-Term Investment Fund’s return was positive and its performance was ahead of its benchmark for the fiscal year. Yields remain low in the U.S.; however, the benchmark of the fund was changed mid-year in an effort to increase the average term to maturity and provide higher yields. Throughout this period, the Fund maintained an overweight in quality corporate securities with higher yields. The relatively higher yields in the credit markets reduced the attraction of higher-quality securities, such as the three-month T-bill in the benchmark.

During the same period, the TDAM Short-Term Bond Fund also posted a positive return and outperformed its benchmark. Again, the relatively higher yields in the credit markets enhanced the value of the corporate debt held in the Fund to outperform the Treasury securities in the benchmark. The Fund maintained an overweight in corporate debt during the entire period. Despite the recent gains in corporate bonds, their yields remain attractive relative to government bond yields. We continue to believe that exposure to high-quality corporate bonds will provide added value over time.

The TDAM Global Sustainability Fund had a positive return for the year. Global sustainability leaders, which make up two-thirds of the Fund, performed well. Environmental names, which account for the other third, significantly underperformed the overall market. The underperformance of the Fund is largely related to the weak macroeconomic climate in Europe and North America, and the global austerity measures. We continue to believe that structurally alternative forms of energy will continue to take a growing share of the world’s overall energy mix.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 10, 2010

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Investing in the TDAM Global Sustainability Fund involves risk, including possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

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For the purpose of the graphs and tables, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested.

Each graph shows the growth of a hypothetical $100,000 investment in the relevant Fund and in an appropriate broad-based securities market index for the same period. Performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than that shown here. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Fee waivers are voluntary and may be discontinued at any time. Bond funds are subject to interest rate risk and will decline in value as interest rates rise. To obtain performance information current to the most recent month-end, visit the website at www.tdamusa.com. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Total Returns as of 10/31/10	One Year Return	Annualized Since Inception (3/25/09)

TDAM Global Sustainability Fund(1)	2.09%	23.34%
Dow Jones Sustainability World Index(2)	9.39%	32.30%

(1)	Return before taxes.

(2)

The Dow Jones Sustainability World Index is weighted based on free-float market capitalization, and changes are made once each year in September based on the newest sustainability scores. Each company represented in the index has its corporate sustainability assessed through an intricate weighting system that looks at economic, environmental and social metrics, as well as industry-specific criteria. Companies are also evaluated each year; those that fail to show consistent progress may be removed from the index. An individual cannot invest directly in an index.

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Annualized Total Returns as of 10/31/10	One Year Return	Three Year Return	Annualized Since Inception (12/18/06)

TDAM Short-Term Investment Fund(1)	0.55%	0.96%	1.84%
Citigroup 1-Year Treasury Bill Index(2)	0.77%	2.50%	3.14%
Citigroup 3-Month Treasury Bill Index(3)	0.12%	0.90%	1.79%

(1)	Return before taxes.

(2)

The Fund has changed its benchmark index from the Citigroup 3-Month Treasury Bill Index to the Citigroup 1-Year Treasury Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. This index measures monthly return equivalents of yield averages that are not marked to market. The Investment Manager believes that the new benchmark index better represents the market targeted by the Short-Term Investment Fund.

(3)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.
An individual cannot invest directly in an index.

Annualized Total Returns as of 10/31/10	One Year Return	Three Year Return	Annualized Since Inception (12/18/06)

TDAM Short-Term Bond Fund(1)	2.95%	4.11%	4.32%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index(2)	2.54%	4.02%	4.47%

(1)	Return before taxes.

(2)

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

6

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2010 through October 31, 2010).

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

7

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Annualized Expense Ratios 5/1/10 to 10/31/10	Expenses Paid During Period* 5/1/10 to 10/31/10

TDAM Institutional Money Market Fund – Institutional Class

Actual	$1,000.00	$1,000.50	0.20%	$1.01
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.20%	1.02

TDAM Institutional Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.30	0.24%	1.21
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.24%	1.22

TDAM Institutional Money Market Fund – Commercial Class

Actual	1,000.00	1,000.30	0.23%	1.16
Hypothetical (5% Return before expenses)	1,000.00	1,024.05	0.23%	1.17

TDAM Institutional Municipal Money Market Fund – Institutional Class

Actual	1,000.00	1,000.60	0.16%	0.81
Hypothetical (5% Return before expenses)	1,000.00	1,024.40	0.16%	0.82

TDAM Institutional Municipal Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.27%	1.36
Hypothetical (5% Return before expenses)	1,000.00	1,023.84	0.27%	1.38

TDAM Institutional Municipal Money Market Fund – Commercial Class**

Actual	1,000.00	1,018.20	0.28%	1.42
Hypothetical (5% Return before expenses)	1,000.00	1,023.79	0.28%	1.43

TDAM Institutional U.S. Government Fund – Institutional Class

Actual	1,000.00	1,000.30	0.17%	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17%	0.87

TDAM Institutional U.S. Government Fund – Institutional Service Class

Actual	1,000.00	1,000.20	0.20%	1.01
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.20%	1.02

TDAM Institutional U.S. Government Fund – Commercial Class

Actual	1,000.00	1,000.20	0.20%	1.01
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.20%	1.02

TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.18%	0.91
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.18%	0.92

TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class

Actual	1,000.00	1,000.10	0.19%	0.96
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.19%	0.97

TDAM Global Sustainability Fund – Institutional Class

Actual	1,000.00	1,004.60	0.80%	4.04
Hypothetical (5% Return before expenses)	1,000.00	1,021.17	0.80%	4.08

TDAM Short-Term Investment Fund

Actual	1,000.00	1,006.00	0.35%	1.77
Hypothetical (5% Return before expenses)	1,000.00	1,023.44	0.35%	1.79

TDAM Short-Term Bond Fund

Actual	1,000.00	1,017.20	0.43%	2.19
Hypothetical (5% Return before expenses)	1,000.00	1,023.04	0.43%	2.19

*	Expenses are equal to the Funds’ or respective classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one half year period.)

**	Annualized expense ratios and expenses paid during the period exclude the effect of the reversal of certain accrued shareholder servicing fees related to the prior six-month period.

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Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010 tax year end, please consult your tax advisor as to the pertinence of this notice. For the year ended October 31, 2010, the Fund is designating the following items with regard to distributions paid during the year:

	Long-Term	Ordinary	Tax-Exempt		Qualifying	U.S.	Interest	Short-Term
	Capital Gain	Income	Income		Dividend	Government	Related	Capital Gain
	Distribution	Distribution	Distribution	Total	Income(1)	Interest(2)	Dividends(3)	Dividends(4)

TDAM Institutional
Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	3.56%	100.00%	100.00%

TDAM Institutional
Municipal Money
Market Fund	0.00%	2.59%	97.41%	100.00%	0.00%	0.00%	100.00%	0.00%

TDAM Institutional
U.S. Government
Fund	0.00%	100.00%	0.00%	100.00%	0.00%	3.08%	100.00%	0.00%

TDAM Institutional
Treasury Obligations
Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	47.07%	97.94%	100.00%

TDAM Global
Sustainability Fund	0.00%	100.00%	0.00%	100.00%	1.13%	0.00%	0.00%	100.00%

TDAM Short-Term
Investment Fund	0.00%	100.00%	0.00%	100.00%	0.00%	30.62%	100.00%	0.00%

TDAM Short-Term
Bond Fund	5.97%	94.03%	0.00%	100.00%	0.00%	9.84%	80.86%	100.00%

(1)

The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(2)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2010. This amount is reflected as a percentage of net investment income distributions, Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.

(3)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Global Sustainability Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended October 31, 2010, the total amount of foreign source income is $156,449. The total amount of foreign tax paid is $15,784. Your allocable share of the foreign tax credit will be reported on Form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV and/or Form 1099-INT.

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TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/10 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time.

The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***

Tax equivalent yields for the Institutional Class, Institutional Service Class and Commercial Class of the Institutional Municipal Money Market Fund are 0.20%, 0.02%, and 0.12%, respectively. This is assuming a 2010 maximum tax rate of 35% federal for the Institutional Municipal Money Market Fund.

(1)	Excludes one-time special distribution on October 28, 2010 of $0.018 per share.

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TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/10 (Unaudited) (Continued)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time.

The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/10 (Unaudited) (Continued)

Fund Composition*

All figures are shown as a percentage of the Fund’s total investments. The securities of the Short-Term Investment Fund and Short-Term Bond Fund are primarily investment-grade debt.**

*	Fund composition is subject to change.

**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

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A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

13

Statements of Assets and Liabilities
October 31, 2010

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

ASSETS
Cost of investments and repurchase agreements (Note 2)	$161,438,742	$102,306,251	$832,487,236	$423,046,996	$9,922,774	$7,473,927	$74,042,678

Investments in securities, at value	$133,462,742	$102,306,251	$532,359,236	$144,977,996	$11,999,417	$6,956,018	$71,239,495
Repurchase agreements, at value (Note 2)	27,976,000	—	300,128,000	278,069,000	—	527,000	3,630,000
Cash	2,049	—	4,734	777	61,107	77,443	8,764
Foreign currency (Cost $0; $0; $0; $0; $95,200; $0; $0)	—	—	—	—	98,975	—	—
Interest and dividends receivable	117,874	83,552	254,124	41,761	16,154	43,682	571,159
Receivable for investment securities sold	—	—	—	—	101,926	—	759,983
Due from Investment Manager	—	30,401	—	—	7,455	13,624	—
Reclaim receivable	—	—	—	—	14,069	—	—
Prepaid expenses	30,852	6,106	93,796	31,872	7,653	6,117	5,967

TOTAL ASSETS	161,589,517	102,426,310	832,839,890	423,121,406	12,306,756	7,623,884	76,215,368

LIABILITIES
Dividends payable to shareholders	8,494	7,794	22,662	2,863	—	172	65,264
Payable to Investment Manager and its affiliates (Note 3)	633	—	84,771	23,204	—	—	945
Payable for securities purchased	—	2,028,320	—	—	127,266	76,571	806,400
Payable for capital shares redeemed	—	—	—	—	—	—	83,087
Payable to custodian	—	11,181	—	—	—	—	—
Other accrued expenses	54,104	37,817	92,933	52,954	53,310	47,727	59,889

TOTAL LIABILITIES	63,231	2,085,112	200,366	79,021	180,576	124,470	1,015,585

NET ASSETS	$161,526,286	$100,341,198	$832,639,524	$423,042,385	$12,126,180	$7,499,414	$75,199,783

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 8 billion, 3 billion, 7 billion, 8 billion, 4 billion, 3 billion and 5 billion shares authorized, respectively)	$161,528,636	$100,342,063	$832,639,733	$423,033,102	$9,008,357	$7,831,668	$74,006,704
Undistributed net investment income	—	—	29	—	132,573	369	2,879
Accumulated net realized gains (losses) from security and foreign currency transactions	(2,350)	(865)	(238)	9,283	903,506	(341,714)	363,383
Net unrealized appreciation on security transactions	—	—	—	—	2,076,643	9,091	826,817
Net unrealized appreciation on foreign currency transactions	—	—	—	—	5,101	—	—

Net assets, at value	$161,526,286	$100,341,198	$832,639,524	$423,042,385	$12,126,180	$7,499,414	$75,199,783

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	$13.08	N/A	N/A

	($68,826,917÷ 68,827,858 shares)	($72,244,443÷ 72,245,050 shares)	($178,723,341÷ 178,723,419 shares)		($12,126,180÷ 927,074 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A	N/A	N/A

	($70,331,204÷ 70,331,542 shares)	($28,047,689÷ 28,047,940 shares)	($472,551,527÷ 472,551,660 shares)	($157,748,832÷ 157,742,826 shares)

Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A	N/A	N/A

	($22,368,165÷ 22,369,236 shares)	($49,066÷ 49,073 shares)	($181,364,656÷ 181,364,654 shares)	($265,293,553÷ 265,290,276 shares)

Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	N/A	$9.89	$10.32

						($7,499,414÷ 758,200 shares)	($75,199,783÷ 7,287,445 shares)

Please see accompanying notes to financial statements.

14 & 15

Statements of Operations
For the Year Ended October 31, 2010

		TDAM		TDAM
	TDAM	Institutional	TDAM	Institutional
	Institutional	Municipal	Institutional	Treasury	TDAM	TDAM	TDAM
	Money	Money	U.S.	Obligations	Global	Short-Term	Short-Term
	Market	Market	Government	Money Market	Sustainability	Investment	Bond
	Fund	Fund*	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest income	$564,529	$159,922	$1,485,659	$480,105	$—	$47,895	$916,883
Dividend Income (net of
withholding tax $0; $0; $0;
$0; $23,324; $0 and $0)	—	—	—	—	255,243	—	—

	564,529	159,922	1,485,659	480,105	255,243	47,895	916,883

EXPENSES
Shareholder servicing fees
(Note 3)	350,945	49,313	1,335,178	757,739	—	—	—
Distribution fees (Note 3)	324,227	10,591	834,426	964,900	—	—	—
Investment management
fees (Note 3)	227,346	59,624	769,370	303,661	71,258	19,739	118,611
Directors’ fees (Note 4)	27,493	20,958	27,493	27,492	27,493	27,493	27,493
Transfer agent fees	88,122	55,131	146,267	87,090	38,897	38,699	41,247
Shareholder reports and
mailing	48,338	30,715	43,340	26,002	27,579	22,468	17,528
Professional fees	47,708	51,644	78,253	53,983	38,836	38,337	39,480
Registration fees	37,535	7,673	91,265	79,911	26,777	7,884	7,583
Custody fees	28,864	12,081	36,978	23,817	5,579	6,769	12,659
Pricing fees	16,702	7,289	17,758	5,913	14,528	4,047	17,992
Other expenses	14,217	13,481	19,588	18,118	11,122	11,329	11,518

TOTAL EXPENSES	1,211,497	318,500	3,399,916	2,348,626	262,069	176,765	294,111
Fees waived/expenses
reimbursed by the
Investment Manager
and its affiliates (Note 3)	(779,375)	(202,690)	(2,184,926)	(1,900,309)	(167,030)	(142,361)	(90,103)

NET EXPENSES	432,122	115,810	1,214,990	448,317	95,039	34,404	204,008

NET INVESTMENT INCOME	132,407	44,112	270,669	31,788	160,204	13,491	712,875

NET REALIZED GAINS
(LOSSES) FROM:
Security Transactions	(2,333)	(865)	—	9,357	903,506	32,176	397,381
Foreign Currency Transactions	—	—	—	—	(11,944)	—	—
NET CHANGE IN UNREALIZED
APPRECIATION
(DEPRECIATION) ON:
Security Transactions	—	—	—	—	(830,168)	3,498	325,829
Foreign Currency Transactions	—	—	—	—	5,067	—	—

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$130,074	$43,247	$270,669	$41,145	$226,665	$49,165	$1,436,085

*	Fund commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

16

Statements of Changes in Net Assets

	TDAM Institutional		TDAM Institutional	TDAM Institutional
	Money Market Fund		Municipal Money Market Fund	U.S. Government Fund

	Year Ended	Year Ended	November 23,	Year Ended	Year Ended
	October 31,	October 31,	2009** to	October 31,	October 31,
	2010*	2009	October 31, 2010	2010	2009***

OPERATIONS:
Net investment income	$132,407	$715,188	$44,112	$270,669	$1,948,605
Net realized gains (losses) from security
transactions	(2,333)	664	(865)	—	1

Net increase in net assets from operations	130,074	715,852	43,247	270,669	1,948,606

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income
Institutional Class	(61,626)	(406,163)	(41,232)	(107,901)	(1,242,319)
Institutional Service Class	(29,818)	(309,025)	(1,708)	(98,465)	(703,512)
Commercial Class	(40,963)	—	(1,172)	(64,274)	(2,386)
From net realized gains on security
transactions
Institutional Class	(203)	(188)	—	—	(1,716)
Institutional Service Class	(78)	(224)	—	—	(1,382)
Commercial Class	(345)	—	—	—	(4)

Total dividends and distributions to
shareholders	(133,033)	(715,600)	(44,112)	(270,640)	(1,951,319)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Institutional Class:
Proceeds from shares sold	487,803,038	543,696,961	144,973,137	534,026,332	630,937,235
Shares issued in reinvestment of dividends	219	187	—	13	1,700
Payments for shares redeemed	(540,895,255)	(501,222,582)	(72,728,087)	(624,905,178)	(725,376,991)

Net increase (decrease) in net assets from
Institutional Class shares	(53,091,998)	42,474,566	72,245,050	(90,878,833)	(94,438,056)

Institutional Service Class:
Proceeds from shares sold	229,776,927	200,064,885	93,157,036	1,112,645,404	629,431,402
Shares issued in reinvestment of dividends	785	1,259	—	3,676	10,013
Payments for shares redeemed	(205,215,502)	(252,615,846)	(65,109,096)	(926,896,491)	(692,130,710)

Net increase (decrease) in net assets from
Institutional Service Class shares	24,562,210	(52,549,702)	28,047,940	185,752,589	(62,689,295)

Commercial Class:
Proceeds from shares sold	292,928,610	—	7,516,141	1,114,731,552	258,608,334
Shares issued in reinvestment of dividends	39,235	—	1,172	43,066	2,390
Payments for shares redeemed	(270,598,609)	—	(7,468,240)	(1,164,090,762)	(27,929,926)

Net increase (decrease) in net assets from
Commercial Class shares	22,369,236	—	49,073	(49,316,144)	230,680,798

Net increase (decrease) in net assets from
capital share transactions	(6,160,552)	(10,075,136)	100,342,063	45,557,612	73,553,447

TOTAL INCREASE (DECREASE) IN
NET ASSETS	(6,163,511)	(10,074,884)	100,341,198	45,557,641	73,550,734

NET ASSETS:
Beginning of year	167,689,797	177,764,681	—	787,081,883	713,531,149

End of year	$161,526,286	$167,689,797	$100,341,198	$832,639,524	$787,081,883

Undistributed net investment income,
end of year	$—	$—	$—	$29	$—

*	Commercial Class commenced operations on November 19. 2009.

**	Commencement of operations. The Institutional Class and the Institutional Service Class commenced operations on January 20, 2010 and the Commercial Class commenced operations on November 23, 2009.

***	Commercial Class commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

17

Statements of Changes in Net Assets

	TDAM Institutional
	Treasury Obligations		TDAM Global
	Money Market Fund		Sustainability Fund

	Year Ended	Period ended	Year Ended	Period ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009 *	2010	2009 **

OPERATIONS:
Net investment income	$31,788	$16,203	$160,204	$145,751
Net realized gains from security and foreign
currency transactions	9,357	5,799	891,562	655,176
Net change in unrealized appreciation (depreciation) on
security and foreign currency transactions	—	—	(825,101)	2,906,845

Net increase in net assets from operations	41,145	22,002	226,665	3,707,772

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	—	(196,332)	—
Institutional Service Class	(12,488)	(14,861)	—	—
Commercial Class	(19,300)	(1,342)	—	—
From net realized gain on security transactions
Institutional Class	—	—	(620,282)	—
Institutional Service Class	(3,255)	—	—	—
Commercial Class	(2,618)	—	—	—

Total dividends and distributions to shareholders	(37,661)	(16,203)	(816,614)	—

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	—	327,380	10,050,150
Shares issued in reinvestment of dividends	—	—	807,909	—
Payments for shares redeemed	—	—	(2,177,082)	—

Net increase (decrease) in net assets from Institutional
Class shares	—	—	(1,041,793)	10,050,150

Institutional Service Class ($1.00 per share):
Proceeds from shares sold	305,626,182	576,661,828	—	—
Shares issued in reinvestment of dividends	1,225	3,048	—	—
Payments for shares redeemed	(275,068,513)	(449,480,944)	—	—

Net increase in net assets from Institutional
Service Class shares	30,558,894	127,183,932	—	—

Commercial Class ($1.00 per share):
Proceeds from shares sold	1,155,336,755	165,981,291	—	—
Shares issued in reinvestment of dividends	6,800	1,342	—	—
Payments for shares redeemed	(1,012,195,881)	(43,840,031)	—	—

Net increase in net assets from Commercial Class shares	143,147,674	122,142,602	—	—

Net increase (decrease) in net assets from capital share
transactions	173,706,568	249,326,534	(1,041,793)	10,050,150

TOTAL INCREASE (DECREASE) IN NET ASSETS	173,710,052	249,332,333	(1,631,742)	13,757,922

NET ASSETS:
Beginning of year	249,332,333	—	13,757,922	—

End of year	$423,042,385	$249,332,333	$12,126,180	$13,757,922

Undistributed net investment income, end of year	$—	$—	$132,573	$180,645

SHARE TRANSACTIONS:
Shares sold	N/A	N/A	24,708	1,004,112
Shares issued in reinvestment of dividends	N/A	N/A	59,189	—
Shares redeemed	N/A	N/A	(160,935)	—

Net capital share transactions	N/A	N/A	(77,038)	1,004,112

*	Fund commenced operations on November 3, 2008. Institutional Service Class commenced operations on November 3, 2008 and the Commercial Class commenced operations on November 14, 2008.

**	Fund commenced operations on March 25, 2009.

Please see accompanying notes to financial statements.

18

Statements of Changes in Net Assets

	TDAM Short-Term		TDAM Short-Term
	Investment Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009

OPERATIONS:
Net investment income	$13,491	$103,481	$712,875	$784,519
Net realized gains (losses) from security transactions	32,176	(373,889)	397,381	295,000
Net change in unrealized appreciation (depreciation)
on security transactions	3,498	366,148	325,829	663,967

Net increase in net assets from operations	49,165	95,740	1,436,085	1,743,486

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,151)	(103,452)	(744,566)	(783,941)
From net realized gains on security transactions	—	(1,067)	(235,996)	—

Total dividends and distributions to shareholders	(13,151)	(104,519)	(980,562)	(783,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,505,005	936,978	48,604,753	27,189,612
Shares issued in reinvestment of dividends	8,263	36,964	468	311,057
Payments for shares redeemed	(7,636,708)	(17,366,245)	(10,074,297)	(13,305,795)

Net increase (decrease) in net assets from capital
share transactions	(3,123,440)	(16,392,303)	38,530,924	14,194,874

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,087,426)	(16,401,082)	38,986,447	15,154,419

NET ASSETS:
Beginning of year	10,586,840	26,987,922	36,213,336	21,058,917

End of year	$7,499,414	$10,586,840	$75,199,783	$36,213,336

Undistributed net investment income, end of year	$369	$29	$2,879	$578

SHARE TRANSACTIONS:
Shares sold	457,106	95,152	4,735,597	2,678,276
Shares issued in reinvestment of dividends	838	3,754	45	30,815
Shares redeemed	(774,912)	(1,764,054)	(982,763)	(1,305,202)

Net capital share transactions	(316,968)	(1,665,148)	3,752,879	1,403,889

Please see accompanying notes to financial statements.

19

Financial Highlights

For the year or period ended October 31,
For a Share Outstanding Throughout the Periods

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Funds’ financial statements.

Net Asset Value, Beginning of Period		Net Investment Income[5]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

TDAM Institutional Money Market Fund
Institutional Class[1]
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.07%	$68,826,917	0.18%	0.25%	0.07%	N/A
2009	$1.00	$0.005		$0.000	*	$0.005		$(0.005)	$(0.000	)*	$(0.005)	$1.00	0.48%	$121,919,843	0.24%[6]	0.27%	0.42%	N/A
2008	$1.00	$0.028		$0.002		$0.030		$(0.030)	$—		$(0.030)	$1.00	3.09%	$79,445,274	0.20%	0.20%	2.84%	N/A
2007	$1.00	$0.045		$—		$0.045		$(0.045)	$—		$(0.045)	$1.00	4.57%	$78,362,273	0.20%‡	0.25%‡	5.16%‡	N/A
Institutional Service Class[1]
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$70,331,204	0.22%	0.51%	0.05%	N/A
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.31%	$45,769,954	0.44%	0.52%	0.43%	N/A
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$—		$(0.027)	$1.00	2.83%	$98,319,407	0.46%	0.46%	2.65%	N/A
2007	$1.00	$0.043		$—		$0.043		$(0.043)	$—		$(0.043)	$1.00	4.35%	$55,429,925	0.45%‡	0.50%‡	4.91%‡	N/A
Commercial Class[7]
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.05%	$22,368,165	0.18%‡	0.86%‡	0.05%‡	N/A
TDAM Institutional Municipal Money Market Fund
Institutional Class[8]
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.08%	$72,244,443	0.17%‡	0.41%‡	0.10%‡	N/A
Institutional Service Class[8]
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$28,047,689	0.26%‡	0.65%‡	0.01%‡	N/A
Commercial Class[9]
2010	$1.00	$0.018	**	$(0.000	)*	$0.018	**	$(0.018)**	$—		$(0.018)**	$1.00	1.83%**	$49,066	0.19%‡	1.72%‡	0.04%‡	N/A
TDAM Institutional U.S. Government Fund
Institutional Class[1]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.05%	$178,723,341	0.14%	0.16%	0.05%	N/A
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.33%	$269,602,168	0.17%	0.17%	0.38%	N/A
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$(0.000	)*	$(0.027)	$1.00	2.81%	$364,041,732	0.14%	0.14%	2.75%	N/A
2007	$1.00	$0.044		$—		$0.044		$(0.044)	$—		$(0.044)	$1.00	4.52%	$297,808,605	0.16%‡	0.16%‡	5.10%‡	N/A
Institutional Service Class[1]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$472,551,527	0.17%	0.41%	0.03%	N/A
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.21%	$286,798,921	0.30%	0.42%	0.23%	N/A
2008	$1.00	$0.025		$0.000	*	$0.025		$(0.025)	$(0.000	)*	$(0.025)	$1.00	2.55%	$349,489,417	0.39%	0.39%	2.50%	N/A
2007	$1.00	$0.042		$—		$0.042		$(0.042)	$—		$(0.042)	$1.00	4.30%	$199,216,136	0.41%‡	0.41%‡	4.85%‡	N/A
Commercial Class[3]
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$181,364,656	0.15%	0.81%	0.03%	N/A
2009	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.08%	$230,680,794	0.18%‡	0.86%‡	0.04%‡	N/A
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$157,748,832	0.14%	0.46%	0.01%	N/A
2009	$1.00	$0.000	*	$0.000	*	$0.000		$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$127,189,418	0.16%‡	0.51%‡	0.01%‡	N/A
Commercial Class[3]
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$265,293,553	0.15%	0.96%	0.01%	N/A
2009	$1.00	$0.000	*	$0.000	*	$0.000		$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$122,142,915	0.11%‡	0.87%‡	0.01%‡	N/A
TDAM Global Sustainability Fund[4]
Institutional Class
2010	$13.70	$0.173		$0.141		$0.314		$(0.213)	$(0.721)		$(0.934)	$13.08	2.09%	$12,126,180	0.80%	2.21%	1.35%	48%
2009	$10.00	$0.145		$3.555		$3.700		$—	$—		$—	$13.70	37.00%	$13,757,922	0.80%‡	1.83%‡	1.95%‡	27%
TDAM Short-Term Investment Fund[1]
2010	$9.85	$0.013		$0.041		$0.054		$(0.014)	$—		$(0.014)	$9.89	0.55%	$7,499,414	0.35%	1.79%	0.14%	530%
2009	$9.85	$0.061		$(0.014)		$0.047		$(0.047)	$(0.000	)*	$(0.047)	$9.85	0.48%	$10,586,840	0.35%	1.07%	0.62%	402%
2008	$9.98	$0.304		$(0.119)		$0.185		$(0.315)	$—		$(0.315)	$9.85	1.86%	$26,987,922	0.35%	0.82%	3.05%	0%
2007	$10.00	$0.441		$(0.021)		$0.420		$(0.440)	$—		$(0.440)	$9.98	4.27%	$17,172,672	0.35%‡	1.37%‡	5.09%‡	0%
TDAM Short-Term Bond Fund[1]
2010	$10.25	$0.154		$0.144		$0.298		$(0.163)	$(0.065)		$(0.228)	$10.32	2.95%	$75,199,783	0.43%	0.62%	1.50%	83%
2009	$9.88	$0.281		$0.379		$0.660		$(0.290)	$—		$(0.290)	$10.25	6.76%	$36,213,336	0.43%	0.68%	2.78%	122%
2008	$10.02	$0.407		$(0.139)		$0.268		$(0.408)	$—		$(0.408)	$9.88	2.67%	$21,058,917	0.43%	0.85%	4.04%	29%
2007	$10.00	$0.411		$0.017		$0.428		$(0.408)	$—		$(0.408)	$10.02	4.37%	$18,535,917	0.43%‡	1.60%‡	4.73%‡	39%

*	Amount represents less than $0.001 per share.

†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.

‡	Annualized.

**

As a result of the timing of an expense reversal for the Commercial Class and related special distribution of $0.018 per share, the per share income, dividends from net investment income, and total return for the Commercial Class do not accord to the results for the Institutional and Institutional Service Class for the period. Due to the nature of the reversal, these results are not indicative or predictive of future performance. Excluding this item, the net investment income per share, dividends from net investment income per share and total investment return would have been $0.000, $0.000 and 0.01%, respectively.

1	Fund or Class commenced operations on December 18, 2006.

2	Class commenced operations on November 3, 2008.

3	Class commenced operations on November 14, 2008.

4	Fund commenced operations on March 25, 2009.

5	Based on average shares outstanding during the period.

6	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

7	Class commenced operations on November 19, 2009.

8	Class commenced operations on January 20, 2010.

9	Fund or class commenced operations on November 23, 2009.

Please see accompanying notes to financial statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

Note 1 — Organization

TD ASSET MANAGEMENT USA FUNDS INC. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Global Sustainability Fund is long-term capital appreciation. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net’s assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Global Sustainability Fund invests primarily in equity securities of companies around the globe that are viewed as contributing to the world’s future sustainability. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

The Commercial Class of the Institutional Money Market Fund commenced operations on November 19, 2009. The Institutional Municipal Money Market Fund (Commercial Class) commenced operations on November 23, 2009. The Institutional Class and Institutional Service Class of the Institutional Municipal Money Market Fund commenced operations on January 20, 2010.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

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Notes to Financial Statements — October 31, 2010

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Global Sustainability Fund’s, Short-Term Investment Fund’s and Short-Term Bond Fund’s NAV per share is computed generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Each of the Global Sustainability Fund, Short-Term Investment Fund and the Short-Term Bond Fund securities and assets for which market quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Global Sustainability Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices. Securities with sixty days or less remaining until maturity, may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

The Global Sustainability Fund may use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. In addition, any other Funds established in the future that invest primarily in equity securities that are traded primarily on non-U.S. exchanges or markets shall use Interactive Data as a third party fair valuation vendor. Interactive Data shall provide a fair value for foreign securities in the foregoing Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event

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Notes to Financial Statements — October 31, 2010

that there is a movement in the U.S. market that exceeds a specific threshold that shall be established by the Pricing Sub-Committee and/or Pricing Committees. The Pricing Sub-Committee and/or Pricing Committees shall also establish a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Pricing Sub-Committee and/or Pricing Committees is exceeded on a specific day, each Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it shall not be necessary to hold a Committee meeting.

Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) and the Fund is open, the Fund shall value all securities held in the Fund that trade on that local market based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2010, there were no securities valued in accordance with Fair Value Procedures.

To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and fair valued prices. Management of the Funds believes that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

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Notes to Financial Statements — October 31, 2010

As of October 31, 2010, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund are Level 2. As of October 31, 2010, all of the investments for the Global Sustainability Fund are Level 1. For details of investment classifications, reference the Schedule of Investments.

For the year ended October 31, 2010 there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended October 31, 2010, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Fund’s “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Global Sustainability Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Sustainability Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Sustainability Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Global Sustainability Fund may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Sustainability Fund as unrealized gain or loss. The Global Sustainability Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized

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Notes to Financial Statements — October 31, 2010

gain on the contracts at the date of default. At October 31, 2010, there were no open forward foreign currency exchange contracts.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2010, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Dividends arising from net investment income for the Global Sustainability Fund, if any, are declared and paid annually. With respect to all Funds, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; with respect to the Global Sustainability Fund such annual investment management fee is equal to 0.60 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

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Notes to Financial Statements — October 31, 2010

The Investment Manager has voluntarily agreed to waive all or a portion of its fee payable under the Investment Management Agreement and/or to pay or reimburse each Fund or Class, as the case may be, for all or a portion of such Fund’s or Class’ expenses not otherwise required to be borne or reimbursed by the Investment Manager (in each case, a “Voluntary Waiver” and collectively, the “Voluntary Waivers”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Limitations shown in the table below.

Expense Cap

Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Global Sustainability Fund
Institutional Class	0.80%
Short-Term Investment Fund	0.35%
Short-Term Bond Fund	0.43%

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager at any time. The Voluntary Waivers may not apply to extraordinary expenses.

With the exception of the Global Sustainability Fund, any amount waived or paid by the Investment Manager pursuant to a Voluntary Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed by the Investment Manager; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

TDAM USA Inc. (“the Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market, Institutional Municipal Money Market, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc., TD Bank, N.A. and TD Wealth Management Services, Inc.

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Notes to Financial Statements — October 31, 2010

(“TDWMSI”) and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, and the Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD AMERITRADE, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

TDWMSI, an affiliate of the Investment Manager, had been retained from November 1, 2009 through May 31, 2010, under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TDWMSI under the Shareholder Services Agreement.

On October 28, 2010, the TDAM Institutional Municipal Money Market Fund’s Commercial Class reversed $875 ($0.018 per share) in accrued but unpaid shareholder servicing fees which was then distributed to shareholders of record on that date. As a result of the timing of the reversal and related distribution, the per share income, dividends from net investment income, and total return for the Commercial Class do not accord to the results for the Institutional and Institutional Service Class for the period. Due to the nature of the reversal, these results are not indicative or predictive of future performance.

For the year ended October 31, 2010, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses for each Fund in an effort to maintain certain net yields and/or so that certain Funds’ total operating expense ratios will not exceed a specific expense cap as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived

Institutional Money Market Fund	$227,346	$125,064	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	148,753	133,124
Commercial Class	N/A	N/A	324,227	324,227	202,192	196,960
Institutional Municipal Money Market Fund	59,624	158,434	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	42,694	27,046
Commercial Class	N/A	N/A	10,591	10,591	6,619	6,619
Institutional U.S. Government Fund	769,370	111,775	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	814,997	745,714
Commercial Class	N/A	N/A	834,426	834,426	520,181	493,011

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Notes to Financial Statements — October 31, 2010

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived

Institutional Treasury Obligations
Money Market Fund	$303,661	$179,267	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	$—	$—	$275,289	$275,289
Commercial Class	N/A	N/A	964,900	964,900	482,450	480,853
Global Sustainability Fund
Institutional Class	71,258	167,030	N/A	N/A	N/A	N/A

Short-Term Investment Fund	19,739	142,361	N/A	N/A	N/A	N/A

Short-Term Bond Fund	118,611	90,103	N/A	N/A	N/A	N/A

All fees are earned, waived and reimbursed at the Class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of October 31, 2010, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount
Fund	of Recovery	Expiration

Institutional Money Market Fund	$ 43,402	2011
	81,119	2012
Institutional Municipal Money Market Fund	139,947	2012
Institutional Treasury Obligations Money Market Fund	67,347	2011
	17,237	2012
Short-Term Investment Fund	142,361	2012
	119,743	2011
Short-Term Bond Fund	90,103	2012
	71,137	2011

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

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Notes to Financial Statements — October 31, 2010

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the period ended October 31, 2010 were as follows for the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund:

	Purchases		Sales & Maturities

Fund	U.S. Gov’t	Other	U.S. Gov’t	Other

Global Sustainability Fund	$—	$5,677,471	$—	$7,397,314
Short-Term Investment Fund	14,344,982	847,657	12,545,888	901,644
Short-Term Bond Fund	46,467,127	26,488,716	24,368,154	12,879,252

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to different treatment for gains and losses on paydowns or mortgage and asset backed securities for tax purposes and gains and losses on foreign currency related transactions. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2010:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain

Global Sustainability Fund	$(11,944)	$11,944
Short-Term Bond Fund	33,992	(33,992)

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Notes to Financial Statements — October 31, 2010

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2010 and October 31, 2009, for each Fund, were as follows:

		Tax-Exempt	Ordinary	Long-Term
		Income	Income	Capital Gain	Total

Institutional Money Market Fund	2010	$—	$133,033	$—	$133,033
	2009	—	715,600	—	715,600

Institutional Municipal Money Market Fund	2010	42,972	1,140	—	44,112

Institutional U.S. Government Fund	2010	—	270,640	—	270,640
	2009	—	1,951,319	—	1,951,319
Institutional Treasury Obligations
Money Market Fund	2010	—	37,661	—	37,661
	2009	—	16,203	—	16,203

Global Sustainability Fund	2010	—	816,614	—	816,614
	2009	—	—	—	—

Short-Term Investment Fund	2010	—	13,151	—	13,151
	2009	—	103,559	960	104,519

Short-Term Bond Fund	2010	—	922,657	57,905	980,562
	2009	—	783,941	—	783,941

As of October 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carry- forwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

Institutional Money
Market Fund	$8,939	$—	$—	$(2,333)	$—	$(8,956)	$(2,350)
Institutional Municipal
Money Market Fund	—	8,670	—	(865)	—	(8,670)	(865)
Institutional U.S.
Government Fund	23,970	—	—	—	—	(24,179)	(209)
Institutional Treasury
Obligations Money
Market Fund	12,229	—	—	—	—	(2,946)	9,283
Global Sustainability Fund	902,504	—	146,512	—	2,068,807	—	3,117,823
Short-Term Investment Fund	1,132	—	—	(341,713)	9,091	(764)	(332,254)
Short-Term Bond Fund	307,189	—	124,545	—	826,817	(65,472)	1,193,079

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring	Expiring
	October 31, 2017	October 31, 2018

Institutional Money Market Fund	$—	$2,333
Institutional Municipal Money Market Fund	—	865
Short-Term Investment Fund	341,713	—

During the year ended October 31, 2010, the Short-Term Investment Fund utilized $32,176 of capital loss carryforwards to offset capital gains.

30

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2010

At October 31, 2010, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Global Sustainability Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at October 31, 2010, were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

Global Sustainability Fund	$9,935,711	$2,355,160	$(291,454)	$2,063,706
Short-Term Investment Fund	7,473,927	9,536	(445)	9,091
Short-Term Bond Fund	74,042,678	838,390	(11,573)	826,817

Note 7 — Market Risk

Some countries in which the Global Sustainability Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Global Sustainability Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Global Sustainability Fund.

Note 8 — Credit Risk

The income from each Fund, other than the Global Sustainability Fund, will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 9 — Subsequent Event

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date of the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of October 31, 2010.

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—26.2%
$1,000,000	Australia & New Zealand Banking Group, 0.26%, due 11/19/10	$1,000,000
3,000,000	Australia & New Zealand Banking Group, 0.26%, due 12/20/10	3,000,000
2,000,000	Australia & New Zealand Banking Group, 0.26%, due 3/10/11	2,000,000
1,000,000	Australia & New Zealand Banking Group, 0.26%, due 9/29/11	1,000,000
3,000,048	Banco Bilbao Vizcaya Argentina, S.A., 0.27%, due 12/29/10	3,000,048
1,000,000	Bank of Montreal, 0.23%, due 11/9/10	1,000,000
1,000,000	Bank of Montreal, 0.41%, due 6/17/11	1,000,000
1,000,000	Bank of Montreal, 0.35%, due 10/24/11	1,000,000
1,000,000	Bank of Nova Scotia, 0.27%, due 4/19/11	1,000,000
2,000,000	Bank of Nova Scotia, 0.54%, due 6/17/11	2,000,000
1,700,000	Canadian Imperial Bank of Commerce, 0.47%, due 11/22/10	1,700,000
1,000,000	Canadian Imperial Bank of Commerce, 0.55%, due 12/10/10	1,000,000
999,989	Canadian Imperial Bank of Commerce, 0.26%, due 12/13/10	999,989
2,000,000	Chase Bank N.A., 0.24%, due 11/30/10	2,000,000
2,000,000	Chase Bank N.A., 0.25%, due 12/28/10	2,000,000
3,000,073	Credit Agricole, S.A., 0.28%, due 1/28/11	3,000,073
1,000,032	National Bank of Australia, NY, 0.26%, due 12/29/10	1,000,032
2,000,000	National Bank of Australia, NY, 0.24%, due 1/7/11	2,000,000
1,600,000	National Bank of Canada, NY, 0.34%, due 11/2/10	1,600,000
1,000,000	National Bank of Canada, NY, 0.36%, due 11/10/10	1,000,000
1,000,002	National Bank of Canada, NY, 0.51%, due 11/10/10	1,000,002
3,000,000	Royal Bank of Canada, NY, 0.26%, due 12/14/10	3,000,000
1,000,000	U.S. Bank of Ohio N.A., 0.24%, due 11/4/10	1,000,000
1,000,000	U.S. Bank of Ohio N.A., 0.25%, due 12/3/10	1,000,000
3,000,066	Westpac Banking Corp., NY, 0.28%, due 1/19/11	3,000,066
1,000,000	Westpac Banking Corp., NY, 0.34%, due 10/11/11	1,000,000

		42,300,210

	COMMERCIAL PAPER

	ASSET-BACKED—1.9%
1,000,000	Old Line Funding LLC, 0.25%, due 11/4/10 (GTY: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	999,979
2,000,000	Old Line Funding LLC, 0.27%, due 12/1/10 (GTY: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	1,999,550

		2,999,529

	BANKS—8.7%
1,000,000	Bank of Montreal, 0.23%, due 11/9/10	999,949
1,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 11/1/10 (Note C)	1,000,000
3,000,000	Caisse Centrale Desjardins du Quebec, 0.20%, due 11/8/10 (Note C)	2,999,883
2,000,000	Caisse Centrale Desjardins du Quebec, 0.28%, due 1/5/11 (Note C)	1,998,989
1,000,000	Commonwealth Bank of Australia, 0.27%, due 11/19/10 (Note C)	999,865
1,000,000	Commonwealth Bank of Australia, 0.27%, due 11/29/10 (Note C)	999,790
1,000,000	Commonwealth Bank of Australia, 0.25%, due 1/4/11 (Note C)	999,564
1,000,000	Commonwealth Bank of Australia, 0.25%, due 1/5/11 (Note C)	999,549
1,000,000	Commonwealth Bank of Australia, 0.31%, due 10/6/11 (Note C)	1,000,115
1,000,000	National Bank of Canada, 0.55%, due 12/21/10	999,236
1,000,000	Westpac Banking Corp., NY, 0.30%, due 4/7/11	998,692

		13,995,632

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED—2.5%
$1,000,000	Nordea Bank, AB 0.46%, due 11/5/10 (GTY: Nordea Bank AB)	$999,949
1,000,000	Shell International Finance, 0.50%, due 3/2/11 (GTY: Royal Dutch Shell)	998,319
1,000,000	Shell International Finance, 0.68%, due 5/5/11 (GTY: Royal Dutch Shell)	996,506
1,000,000	Shell International Finance, 0.74%, due 7/21/11 (GTY: Royal Dutch Shell)	994,687

		3,989,461

	INDUSTRIAL & OTHER COMMERCIAL PAPER—5.2%
2,000,000	General Electric Capital Corp., 0.22%, due 12/7/10	1,999,560
1,000,000	Leland Stanford Jr. University, 0.25%, due 1/19/11	999,451
1,000,000	Procter & Gamble Co.,0.22%, due 1/20/11	999,511
1,505,000	University of California, 0.32%, due 11/17/10	1,504,786
3,000,000	University of California, 0.29%, due 1/6/11	2,998,405

		8,501,713

	TOTAL COMMERCIAL PAPER—18.3%	29,486,335

	U.S. GOVERNMENT AGENCY OBLIGATIONS—14.2%
2,000,000	Fannie Mae, 0.24%, due 11/15/10 (Notes B, D)	1,999,813
5,000,000	Fannie Mae, 0.24%, due 12/13/10 (Notes B, D)	4,998,600
1,000,000	Federal Home Loan Bank, 0.25%, due 1/28/11	999,990
2,000,000	Federal Home Loan Bank, 0.22%, due 5/26/11 (Note A)	1,999,079
1,000,000	Federal Home Loan Bank, 0.37%, due 6/1/11 (Note A)	1,000,118
2,000,000	Federal Home Loan Bank, 0.29%, due 7/29/11 (Note A)	2,000,000
2,000,000	Freddie Mac, 0.25%, due 11/16/10 (Notes B, D)	1,999,792
3,000,000	Freddie Mac, 0.14%, due 11/24/10 (Notes B, D)	2,999,732
2,000,000	Freddie Mac, 0.29%, due 12/1/10 (Notes B, D)	1,999,517
3,000,000	Freddie Mac, 0.27%, due 12/30/10 (Notes A, D)	3,001,317

		22,997,958

	CORPORATE OBLIGATIONS

	BANKS—5.0%
1,000,000	Barclays Bank, N.Y. 0.57%, due 11/5/10 (Note A)	1,000,000
1,000,000	Wells Fargo Bank N.A., 6.45%, due 2/1/11	1,015,123
6,000,000	Wells Fargo & Co., 0.95%, due 8/29/11 (Note A)	6,032,728

		8,047,851

	FINANCIALS—4.9%
2,000,000	International Bank for Reconstruction & Development, 0.47%, due 3/4/11 (Note A)	2,001,951
2,000,000	International Bank for Reconstruction & Development, 0.31%, due 7/13/11 (Note A)	2,000,708
4,000,000	Toyota Motor Credit Corp., MTN, 0.26%, due 1/10/11 (Note A)	4,000,041

		8,002,700

	TOTAL CORPORATE OBLIGATIONS—9.9%	16,050,551

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—6.2%
$5,000,000	U.S. Treasury Bill, 0.21%, due 11/12/10 (Note B)	$4,999,679
5,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	5,029,623

		10,029,302

	MUNICIPAL OBLIGATIONS—4.7%
2,000,000	California Educational Facility Authority, 0.25%, due 11/5/10	2,000,000
2,555,000	Lower Neches, Texas Valley Authority, 0.24%, due 11/1/29 (Note A)	2,555,000
1,000,000	N.Y. Liberty Development Corp., 0.32%, due 3/1/11 (Note A)	1,000,000
1,000,000	University of Texas, TECP, 0.26%, due 12/2/10	1,000,000
1,000,000	University of Texas, TECP, 0.26%, due 12/6/10	1,000,000

		7,555,000

	REGIONAL GOVERNMENT OBLIGATIONS—3.1%
1,000,000	Province of Ontario Canada, 1.02%, due 11/8/10 (Note A)	1,000,117
3,000,000	Province of Ontario Canada, 6.13%, due 1/22/11	3,036,903
1,000,000	Province of Ontario Canada, 2.75%, due 2/22/11	1,006,366

		5,043,386

	REPURCHASE AGREEMENTS—17.3%
5,000,000	Barclays Capital Inc.
	• 0.22% dated 10/29/10, due 11/1/10 in the amount of $5,000,092
	• fully collateralized by a $4,767,300 U.S. Treasury Note, coupon 3.13%,
	maturity 1/31/17, value $5,100,032	5,000,000

17,976,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $17,976,315
	• fully collateralized by a $16,252,200 U.S. Treasury Note, coupon rate 3.75%,
	maturity 11/15/18, value $18,335,532	17,976,000

5,000,000	RBC Capital Markets Corp.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $5,000,088
	• fully collateralized by a $5,080,000 FHLB, coupon rate 2.05%,
	maturity 10/7/15, value $5,100,639	5,000,000

		27,976,000

	TOTAL INVESTMENTS (Cost $161,438,742)—99.9%	161,438,742

	OTHER ASSETS AND LIABILITIES, NET—0.1%	87,544

	NET ASSETS—100.0%	$161,526,286

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.0%
$1,000,000	Infirmary Health System Rev. Bonds, Ser. B, (Special Care Facilities Financing Auth.)
	0.25% (LOC: Deutsche Bank A.G.) (Note E)	$1,000,000

	ARIZONA—1.0%
1,000,000	Coconino County Pollution Control Corp Rev. Bonds, (Public Service
	Company Project) 0.31% (LOC: JPMorgan Chase Bank) (Note E)	1,000,000

	CALIFORNIA—13.2%
600,000	California State Infrastructure & Economic Dev. Bank Rev. Bonds,
	Ser. A-2, 0.24% (Note E)	600,000
3,000,000	California State Infrastructure & Economic Dev. Bank Rev. Bonds,
	Ser. B, 0.24% (Note E)	3,000,000
1,300,000	CDA Rev. Bonds, Ser. B, (Rady Childreds Hosp.) 0.24%
	(LOC: Wells Fargo Bank N.A.) (Note E)	1,300,000
1,000,000	City & County Airports Commission Rev. Bonds, Ser. A-1, 0.27%
	(LOC: JPMorgan Chase Bank) (Note E)	1,000,000
1,250,000	HFA TECP, 0.29%, due 12/2/10	1,250,000
400,000	HFA, MFH Rev. Bonds, Ser. F, 0.25% (LOC: Fannie Mae) (Note E)	400,000
1,925,000	Los Angeles County, Metropolitan Trans. Auth. Rev. Bonds, Ser. A-2, 0.26% (Note E)	1,925,000
3,000,000	Los Angeles Muni. Auth. TECP, 0.30%, due 11/9/10	3,000,000
400,000	Ventura County GO, Ser. A-3, 0.24% (LOC: State Street Co.) (Note E)	400,000
400,000	Ventura County TECP, 0.31%, due 11/17/10	400,000

		13,275,000

	COLORADO—1.1%
1,135,000	Health Fac. Auth. Rev. Bonds, (Exempla Inc.) 0.23% (LOC: U.S. Bank N.A.) (Note E)	1,135,000

	FLORIDA—2.0%
2,000,000	Miami-Dade County IDA Rev. Bonds, 0.34% (LOC: JPMorgan Chase Bank) (Note E)	2,000,000

	GEORGIA—4.0%
4,000,000	Main Street Natural Gas Inc. Rev. Bonds, 0.28% (Note E)	4,000,000

	IDAHO—0.5%
500,000	Idaho State Rev. Bonds, TANS, 2.00%, due 6/30/11	505,227

	ILLINOIS—5.9%
1,900,000	Educational Facility Auth. Rev. Bonds, Ser. C, 0.21% (LOC: Northern Trust Co.) (Note E)	1,900,000
4,000,000	Fin. Auth. TECP, 0.28%, due 12/7/10	4,000,000

		5,900,000

	INDIANA—2.5%
2,500,000	CDA Rev. Bonds, Ser. A-2, 0.29% (LOC: Fannie Mae) (Note E)	2,500,000

	LOUISIANA—1.1%
1,100,000	Parish of St. Charles Rev. Bonds, Ser. B, (Shell Oil Co. Proj.) 0.26% (Note E)	1,100,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	MINNESOTA—3.3%
$1,700,000	City of Eden Prairie, MFH Rev. Bonds, Ser. A, (Eden Prairie Leased) 0.39%
	(LOC: LaSalle Bank N.A.) (Note E)	$1,700,000
1,600,000	St. Paul & Ramsey County, HDA Rev. Bonds, Ser. A, (St. Paul Leased Housing) 0.35%
	(LOC: LaSalle Bank N.A.) (Note E)	1,600,000

		3,300,000

	MISSISSIPPI—4.3%
2,000,000	HDA GO, Ser. A, 2.00% (Note E)	2,028,320
2,300,000	HDA Rev. Bonds, Ser. B, 0.33% (LOC: Fannie Mae) (Note E)	2,300,000

		4,328,320

	MISSOURI—0.8%
800,000	HEFA Rev. Bonds, Ser. E, (SESM Health Care) 0.23% (LOC: PNC Bank N.A.) (Note E)	800,000

	MONTANA—0.7%
700,000	City of Forsyth Rev. Bonds, (Pacificorp. Proj.) 0.29% (LOC: BNP Paribas) (Note E)	700,000

	NEVADA—2.5%
2,500,000	Trukee Meadows Water Auth. TECP, 0.30%, due 1/13/11	2,500,000

	NEW JERSEY—2.0%
1,000,000	New Jersey Rev. Bonds, TRANS, 2.00%, due 6/23/11	2,021,417

	NEW MEXICO—1.0%
1,000,000	New Mexico Rev. Bonds, TRANS, 2.00%, due 6/30/11	1,011,181

	NEW YORK—24.4%
1,500,000	Albany IDA TECP, 0.33%, due 1/13/11	1,500,000
300,000	Albany, IDA Rev. Bonds, Ser. A, (South Mall Towers Proj.) 0.30% (Note E)	300,000
300,000	Capital Assistance GO, 0.23% (LOC: BNP Paribas) (Note E)	300,000
300,000	Capital Resources Corp. Rev. Bonds, Ser. B, (Enhanced Assistance) 0.33%
	(LOC: Bank of America N.A.) (Note E)	300,000
1,700,000	City of New York GO, Ser. I, 0.26% (LOC: California State Retirement) (Note E)	1,700,000
2,000,000	HDA Rev. Bonds, Ser. A, (Atlantic Court Apts.) 0.28% (Note E)	2,000,000
100,000	HFA Rev. Bonds, (Union Square South) 0.28% (Note E)	100,000
2,000,000	HFA Rev. Bonds, Ser. A-1, (World Trade Center Proj.) 0.32% (Note E)	2,000,000
2,905,000	IDA Rev. Bonds, (Realty Corp. Proj.) 0.27% (LOC: JPMorgan Chase Bank) (Note E)	2,905,000
3,300,000	Liberty Development Corp. GO, 0.23% (LOC: BNP Paribas) (Note E)	3,300,000
2,000,000	Metropolitan Trans. Auth. Rev. Bonds, TRANS, 2.00%, due 12/31/2010	2,005,284
4,500,000	Municipal Water Fin. Auth. Rev. Bonds, Ser. AA-1, (Second Generation Resolution)
	0.25% (Note E)	4,500,000
1,300,000	Power Auth. GO, 0.29% (Note E)	1,300,000
2,000,000	Power Auth. Rev. Bonds, Ser. B, (Rockefeller University) 0.24% (Note E)	2,000,000
200,000	Triborough Bridge & Tunnel Authority Rev. Bonds, 0.23% (LOC: State Street Co.)	200,000
100,000	Trust for Cultural Resources Rev. Bonds, Ser. A, (Manhatten School Musical) 0.22%
	(LOC: Wells Fargo Bank N.A.) (Note E)	100,000

		24,510,284

	OREGON—1.0%
1,000,000	Oregon GO, Ser. A, TANS 2.00%, due 6/30/11	1,010,587

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	PENNSYLVANIA—3.5%
$2,000,000	Allegheny County Hospital Dev. Auth. Rev. Bonds, Ser. B-1, (University of Pittsburgh)
	0.22% (LOC: Deutsche Bank A.G.) (Note E)	$2,000,000
1,500,000	Berks County Municipal Auth. Rev. Bonds, Ser. A, (Reading Hosp. & Med. Center)
	0.28% (Note E)	1,500,000

		3,500,000

	RHODE ISLAND—0.5%
500,000	Rhode Island Industrial Fac. Corp Rev. Bonds, (Exxon Proj.) 0.22% (Note E)	500,000

	TEXAS—13.0%
3,000,000	Gulf Coast Waste Disposal Authority Rev. Bonds, Ser. B, (Exxon Proj.) 0.24% (Note E)	3,000,000
3,000,000	North Texas Tollway TECP, 0.30%, 11/2/10	3,000,000
3,000,000	Public Fin. Auth. TECP, 0.26%, 11/8/10	3,000,000
4,000,000	Texas State GO, Ser. C, 0.27% (Note E)	4,000,000

		13,000,000

	UTAH—4.0%
2,300,000	City of Park City Rev. Bonds, (U.S. Ski & Snowboard Association) 0.27%
	(LOC: Wells Fargo Bank N.A.) (Note E)	2,300,000
1,700,000	Utah State Housing Corp. Rev. Bonds, (Hsg. Pointe Apts. Proj.) 0.38%
	(LOC: U.S. Bank N.A.) (Note E)	1,700,000

		4,000,000

	VIRGINIA—1.0%
1,000,000	Norfolk, IDA TECP, 0.28%, due 1/7/11	1,000,000

	WASHINGTON—2.7%
2,700,000	Washington State Housing Finance Commission Rev. Bonds, Ser. A, (Olympic Place
	Apartments Proj.) 0.32% (LOC: Washington Trust Bank) (Note E)	2,700,000

	WISCONSIN—1.0%
1,000,000	Wisconsin State Rev. Bonds, TANS, 2.00%, due 6/15/11	1,009,235

	WYOMING—4.0%
1,000,000	County of Lincoln Rev. Bonds, (Pacificorp. Proj.) 0.30% (LOC: Wells Fargo Bank N.A.)
	(Note E)	1,000,000
3,000,000	County of Lincoln TECP, 0.27%, due 11/18/10	3,000,000

		4,000,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $102,306,251)—102.0%	102,306,251

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.0)%	(1,965,053)

	NET ASSETS—100.0%	$100,341,198

Please see accompanying notes to financial statements.

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31,2010

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—13.3%
$58,000,000	Discount Notes, 0.13%, due 11/15/10 (Notes B, D)	$57,997,017
8,000,000	Discount Notes, 0.29%, due 12/1/10 (Notes B, D)	7,998,067
20,000,000	Discount Notes, 0.24%, due 12/13/10 (Notes B, D)	19,994,400
25,000,000	Notes, 0.16%, due 7/27/11 (Notes A, D)	24,992,613

		110,982,097

	FEDERAL FARM CREDIT BANK—15.0%
50,000,000	Notes, 0.26%, due 11/3/10 (Note A)	49,999,886
3,000,000	Notes, 0.09%, due 1/14/11 (Note A)	2,999,328
17,000,000	Notes, 0.16%, due 5/16/11 (Note A)	17,000,000
10,000,000	Notes, 0.24%, due 9/16/11 (Note A)	10,000,000
25,000,000	Notes, 0.24%, due 9/20/11 (Note A)	25,000,000
20,000,000	Notes, 0.26%, due 10/26/11 (Note A)	20,000,000

		124,999,214

	FEDERAL HOME LOAN BANK—20.5%
40,000,000	Discount Notes, 0.17%, due 11/17/10	39,996,978
5,000,000	Notes, 0.25%, due 12/28/10	4,999,728
29,000,000	Notes, 0.25%, due 1/28/11	28,999,710
10,000,000	Notes, 2.63%, due 5/20/11	10,126,250
8,000,000	Notes, 0.22%, due 5/26/11 (Note A)	7,996,316
12,300,000	Notes, 0.30%, due 5/27/11 (Note A)	12,297,140
4,000,000	Notes, 0.37%, due 6/1/11 (Note A)	4,000,470
5,000,000	Notes, 0.29%, due 7/29/11 (Note A)	5,000,000
32,055,000	Notes, 0.17%, due 8/12/11 (Note A)	32,042,375
25,000,000	Notes, 0.28%, due 10/21/11 (Note A)	25,002,614

		170,461,581

	FREDDIE MAC—12.2%
8,000,000	Discount Notes, 0.25%, due 11/16/10 (Notes B, D)	7,999,167
42,000,000	Discount Notes, 0.14%, due 11/24/10 (Notes B, D)	41,996,243
25,000,000	Discount Notes, 0.18%, due 12/27/10 (Notes B, D)	24,993,194
17,000,000	Discount Notes, 0.22%, due 6/22/11 (Notes B, D)	16,975,794
8,600,000	Notes, 0.27%, due 12/30/10 (Notes A, D)	8,603,776
200,000	Notes, 0.34%, due 1/28/11 (Notes A, D)	200,055

		100,768,229

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—61.0%	507,211,121

	U.S. TREASURY OBLIGATION—3.0%
25,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	25,148,115

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31,2010

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—36.0%
$80,000,000	Barclays Capital Inc.
	• 0.22% dated 10/29/10, due 11/1/10 in the amount of $80,001,467
	• fully collateralized by a $79,623,700 U.S. Treasury Note,
	coupon 1.38%, maturity 1/15/13 value $81,600,008	$80,000,000

85,128,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $85,129,490
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-0.00%, maturity range 4/18/11-9/15/11, value $86,830,982	85,128,000

135,000,000	RBC Capital Markets Corp.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $135,002,363
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-2.55%, maturity range 12/31/10-9/20/17, value $137,703,795	135,000,000

		300,128,000

	TOTAL INVESTMENTS (Cost $832,487,236)—100.0%	832,487,236

	OTHER ASSETS AND LIABILITIES, NET—0.0%	152,288

	NET ASSETS—100.0%	$832,639,524

Please see accompanying notes to financial statements.

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2010

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—34.3%
$10,000,000	U.S. Treasury Bill, 0.21%, due 11/12/10 (Note B)	$9,999,374
10,000,000	U.S. Treasury Bill, 0.22%, due 11/18/10 (Note B)	9,998,985
10,000,000	U.S. Treasury Bill, 0.22%, due 11/26/10 (Note B)	9,998,469
10,000,000	U.S. Treasury Bill, 0.16%, due 12/2/10 (Note B)	9,998,622
10,000,000	U.S. Treasury Bill, 0.17%, due 12/9/10 (Note B)	9,998,258
10,000,000	U.S. Treasury Bill, 0.15%, due 12/16/10 (Note B)	9,998,188
10,000,000	U.S. Treasury Bill, 0.16%, due 12/23/10 (Note B)	9,997,682
10,000,000	U.S. Treasury Bill, 0.14%, due 1/13/11 (Note B)	9,997,161
10,000,000	U.S. Treasury Bill, 0.13%, due 1/20/11 (Note B)	9,997,222
10,000,000	U.S. Treasury Bill, 0.14%, due 1/27/11 (Note B)	9,996,750
10,000,000	U.S. Treasury Bill, 0.14%, due 2/10/11 (Note B)	9,996,227
10,000,000	U.S. Treasury Bill, 0.17%, due 2/17/11 (Note B)	9,995,050
10,000,000	U.S. Treasury Bill, 0.24%, due 7/28/11 (Note B)	9,982,477
5,000,000	U.S. Treasury Bill, 0.25%, due 8/25/11 (Note B)	4,989,687
10,000,000	U.S. Treasury Note, 0.88%, due 5/31/11	10,033,844

		144,977,996

	REPURCHASE AGREEMENTS—65.7%
93,069,000	Barclays Capital Inc.
	• 0.22% dated 10/29/10, due 11/1/10 in the amount of $93,070,706
	• fully collateralized by a $91,966,100 U.S. Treasury Note, coupon 1.75%,
	maturity 4/15/13, value $94,930,450	93,069,000

90,000,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $90,001,575
	• fully collateralized by a $90,938,000 U.S. Treasury Note,
	coupon 0.88%, maturity 1/31/12, value $91,800,087	90,000,000

95,000,000	RBC Capital Markets Corp.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $95,001,663
	• fully collateralized by various U.S. Treasury Obligations, coupon
	range 0.88%-4.63%, maturity range 2/29/12-11/15/16, value $96,900,027	95,000,000

		278,069,000

	TOTAL INVESTMENTS (Cost $423,046,996)—100.0%	423,046,996

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—0.0%	(4,611)

	NET ASSETS—100.0%	$423,042,385

Please see accompanying notes to financial statements.

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
October 31, 2010

SHARES		VALUE

	COMMON STOCK

	AUSTRALIA—1.7%
8,400	Australia & New Zealand Banking Group Ltd.	$204,278

	BRAZIL—2.6%
22,100	Banco Santander ADR	318,240

	CANADA—6.0%
15,200	5N Plus Inc	100,697
593,000	Azure Dynamics Corp.	168,780
161,800	BioteQ Environmental Tech	139,743
7,500	Boralex, Cl A	61,831
93,000	Carmanah Technologies Corp.	57,503
3,700	Royal Bank of Canada, Montreal	197,510

		726,064

	DENMARK—0.3%
1,100	Vestas Wind Systems*	35,101

	FRANCE—3.1%
2,170	BNP Paribas	158,688
1,790	Saft Groupe SA	68,377
2,100	Sechilienne-Sidec	60,975
2,800	Veolia Environnement	82,235

		370,275

	GERMANY—3.5%
1,900	Allianz SE	238,068
3,600	Commerzbank AG	184,752

		422,820

	HONG KONG—0.8%
9,500	China Mobile Ltd.	96,760

	ITALY—2.4%
59,300	Landi Renzo SpA*	286,969

	JAPAN—3.6%
8,200	Asahi Holdings	180,390
5,500	Daiseki Co. Ltd.	104,128
1,900	East Japan Railway Co.	117,349
1,000	Toyota Motor Corp.	35,493

		437,360

	NETHERLANDS—1.0%
4,200	Koninklijke Philips Electronics NV	127,005

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
October 31, 2010

SHARES		VALUE

	NORWAY—1.7%
9,300	StatoilHydro ASA	$202,294

	SWITZERLAND—7.5%
4,943	Credit Suisse Group AG	204,366
3,700	Nestle SA	202,838
5,200	Novartis AG	301,729
1,400	Roche Holding AG	205,757

		914,690

	UNITED KINGDOM—18.5%
36,600	Barclays	160,847
14,400	BG Group	280,123
7,900	BHP Billiton	279,858
12,200	Diageo	224,928
11,300	HSBC Holdings	117,387
7,100	Johnson Matthey	217,486
17,600	Man Group	73,460
5,270	Rio Tinto	340,403
11,700	Rotork	313,640
9,400	Tesco	64,215
64,300	Vodafone Group	174,786

		2,247,133

	UNITED STATES—46.3%
3,100	3M Co.*	261,082
9,200	A123 Systems	89,424
3,500	Agnico Eagle Mines	271,715
8,900	Cisco Systems	203,187
2,400	Clean Habors	169,200
3,400	Coca-Cola Co.	208,488
6,400	Duke Energy Corp.	116,544
800	First Solar	110,144
2,900	Flowserve Corp.	290,000
14,700	General Electric Co.	235,494
11,400	Intel Corp.	228,798
1,600	International Business Machines Corp.	229,760
2,800	Itron	170,156
4,500	ITT Corp.	212,355
5,600	Kraft Foods	180,712
11,400	LKQ Corp.	247,836
1,600	McDonald's Corp.	124,432
900	NextEra Energy	49,536
4,300	NIKE	350,192
2,000	Northeast Utilities	62,560
1,600	Ormat Technologies	45,616
1,300	PepsiCo.	84,890
3,200	PG&E Corp.	153,024
3,200	Praxair	292,288
5,300	Procter & Gamble Co.	336,921
3,200	Quest Diagnostics	157,248

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
October 31, 2010

SHARES		VALUE

	UNITED STATES—46.3% (continued)
3,100	Schlumberger Ltd.	$216,659
4,900	Staples	100,303
4,100	Veeco Instruments	171,585
7,400	Verizon Communications	240,279

		5,610,428

	TOTAL COMMON STOCK—99.0%	11,999,417

	TOTAL INVESTMENTS (Cost $9,922,774)—99.0%	11,999,417

	OTHER ASSETS AND LIABILITIES, NET—1.0%	126,763

	NET ASSETS—100.0%	$12,126,180

Please see accompanying notes to financial statements.

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
October 31, 2010

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—4.7%
$40,000	Bank of New York Mellon Corp., due 11/1/11	5.13	$41,781
297,000	Wells Fargo & Co., due 8/1/11	6.38	309,344

			351,125

	FINANCIALS—14.0%
51,000	Credit Suisse USA Inc., due 3/2/11	5.25	51,819
95,000	Credit Suisse USA Inc., due 8/16/11	5.50	98,796
109,000	Credit Suisse USA Inc., due 11/15/11	6.13	115,048
125,000	General Electric Capital Corp., MTN, due 4/28/11	5.50	128,113
175,000	General Electric Capital Corp., MTN, due 3/3/12	4.38	182,733
100,000	JPMorgan Chase & Co., due 1/15/12	4.50	104,370
35,000	JPMorgan Chase & Co., due 1/17/11	4.60	35,306
155,000	JPMorgan Chase & Co., due 6/1/11	5.60	159,616
175,000	Toyota Motor Credit Corp., due 12/15/10	4.35	175,823

			1,051,624

	INDUSTRIALS—8.7%
300,000	Merck & Co. Inc., due 6/30/11	1.88	303,242
132,000	Pfizer Inc., due 3/15/12	4.45	138,886
26,000	Shell International Finance, due 9/22/11	1.30	26,243
50,000	Shell International Finance, due 3/22/12	4.95	52,992
130,000	Wyeth, due 3/15/11	6.95	133,155

			654,518

	TOTAL CORPORATE OBLIGATIONS—27.4%		2,057,267

	CERTIFICATES OF DEPOSIT—32.2%
500,000	BNP Paribas, due 4/15/11	0.32	499,925
500,000	Banco Bilbao Vizcaya Argentina, due 12/29/10 (Note A)	0.27	499,969
200,000	Bank of Montreal, due 6/17/11 (Note A)	0.41	199,945
300,000	Canadian Imperial Bank of Commerce, due 11/22/10 (Note A)	0.47	300,000
400,000	National Bank of Canada, due 11/2/10 (Note A)	0.34	400,000
300,000	U.S. Bank, N.A., due 8/1/11	6.38	313,069
200,000	Westpac Banking Corp., due 1/19/11 (Note A)	0.28	200,009

			2,412,917

	U.S. TREASURY OBLIGATIONS—23.0%
700,000	U.S. Treasury Note, due 1/31/12	0.88	705,223
500,000	U.S. Treasury Note, due 12/15/12	1.13	508,008
500,000	U.S. Treasury Note, due 2/15/13	1.38	511,055

			1,724,286

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
October 31, 2010

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—3.3%
$25,000	Fannie Mae, due 2/15/11 (Note D)	4.50	$25,324
20,000	Fannie Mae, due 3/15/11 (Note D)	5.50	20,402
27,000	Fannie Mae, due 5/19/11 (Note D)	3.38	27,475
15,000	Federal Farm Credit Bank, due 12/29/11	4.25	15,684
25,000	Federal Home Loan Bank, due 5/20/11	2.63	25,330
25,000	Federal Home Loan Bank, due 11/18/11	4.88	26,187
50,000	Federal Home Loan Bank, due 12/9/11	4.75	52,388
10,000	Federal Home Loan Bank, due 12/9/11	1.13	10,091
44,000	Freddie Mac, due 9/15/11 (Note D)	5.50	46,000

			248,881

	REGIONAL GOVERNMENT OBLIGATIONS—6.9%
300,000	Province of Quebec Canada, due 1/22/11	6.13	303,738
200,000	Province of Ontario Canada, due 10/18/11	5.00	208,929

			512,667

	REPURCHASE AGREEMENT—7.0%
527,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $527,009
	• fully collateralized by a $363,400 U.S. Treasury Bond, coupon 7.88%
	maturity 2/16/21, value $537,598	0.21	527,000

	TOTAL INVESTMENTS (Cost $7,473,927)—99.8%		7,483,018

	OTHER ASSETS AND LIABILITIES, NET—0.2%		16,396

	NET ASSETS—100.0%		$7,499,414

Please see accompanying notes to financial statements.

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2010

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—10.5%
$254,000	Bank of America Corp., due 5/15/14	7.38	$287,947
952,000	Bank of America Corp., due 9/15/12	4.88	1,000,046
500,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	541,063
764,000	Barclays Bank, due 9/12/12	5.45	827,956
1,000,000	Canadian Imperial Bank, due 2/4/13 (Note C)	2.00	1,026,326
408,000	Deutsche Bank AG, MTN, due 5/20/13	4.88	443,660
1,000,000	Rabobank Nederland NY, due 8/17/12 (Note C)	2.65	1,033,186
1,100,000	Regions Bank, MTN, due 12/9/11 (Note F)	3.25	1,134,858
800,000	Royal Bank of Canada, due 1/15/14	1.13	801,302
825,000	U.S. Bankcorp., MTN, due 9/13/13	1.38	832,479

			7,928,823

	FINANCIALS—9.7%
900,000	Ally Financial Inc., due 10/30/12 (Note F)	1.75	922,447
531,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	608,973
1,000,000	Citigroup Inc., due 12/9/11 (Note F)	2.88	1,027,800
740,000	Credit Suisse USA Inc., due 1/15/12	6.50	790,401
225,000	ERP Operating LP, due 3/15/12	6.63	240,284
500,000	General Electric Capital Corp., MTN, due 3/12/12 (Note F)	2.25	512,528
550,000	General Electric Capital Corp., MTN, due 12/20/13 (Note A)	0.41	530,055
350,000	General Electric Capital Corp., MTN, due 11/1/12 (Note A)	0.60	346,683
500,000	General Electric Capital Corp., due 1/8/13	2.80	515,911
1,200,000	JPMorgan Chase & Co., due 10/1/12	5.38	1,298,291
500,000	Metropolitan Life Global Funding I, due 9/17/12 (Note C)	2.88	515,609

			7,308,982

	FOREIGN GOVERNMENTS—2.6%
500,000	Export Development Canada, MTN, due 7/15/13	3.50	536,221
250,000	Export Development Canada, MTN, due 3/19/12	2.38	256,714
1,000,000	Province of New Brunswick, Canada, due 8/15/13	6.75	1,157,340

			1,950,275

	GAS TRANSMISSION—2.2%
500,000	Kinder Morgan Energy Partners, due 12/15/13	5.00	547,726
335,000	Nova Gas Transmission, Ltd., due 12/15/12	8.50	384,138
605,000	TransCanada PipeLines, Ltd., due 5/15/12	8.63	675,234

			1,607,098

	INDUSTRIALS—21.2%
750,000	Anheuser-Busch Worldwide Inc., due 10/15/12	3.00	779,562
750,000	Anheuser-Busch Worldwide Inc., due 3/26/13	2.50	772,102
780,000	Apache Corp., due 4/15/12	6.25	840,954
500,000	Arden Realty LP, due 11/15/10	8.50	500,610
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	539,154
250,000	Canadian Natural Resources Ltd., due 2/1/13	5.15	271,491
350,000	Comcast Cable Communications, due 6/15/13	7.13	400,295
350,000	Comcast Corp., due 3/15/11	5.50	356,311
1,100,000	ConocoPhillips, due 10/15/12	4.75	1,188,703

46

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2010

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	INDUSTRIALS—21.2% (continued)
$589,000	CVS Caremark Corp., due 8/15/11	5.75	$611,873
267,000	CVS Caremark Corp., due 9/15/14	4.88	298,356
500,000	Diageo Capital,due 1/30/13	5.20	546,883
750,000	Home Depot Inc., due 12/16/13	5.25	835,254
200,000	Husky Energy Inc., due 6/15/14	5.90	223,721
600,000	Kellogg Co., Cl B, due 4/1/11	6.60	615,484
259,000	Kraft Foods Inc., due 6/1/12	6.25	280,731
600,000	Kraft Foods Inc., due 11/1/11	5.63	627,681
1,000,000	Lockheed Martin Corp., due 3/14/13	4.12	1,072,843
1,225,000	McDonald's Corp., MTN, Ser. G., due 3/1/12	5.75	1,300,998
600,000	Occidental Petroleum Corp., due 11/1/13	7.00	706,636
600,000	Pfizer Inc., due 3/15/12	4.45	631,301
515,000	Rogers Communications Inc., due 5/1/12	7.88	566,916
500,000	Rogers Communications Inc., due 12/15/12	7.25	563,724
700,000	Tyco International Finance SA, due 11/15/13	6.00	794,111
556,000	Wyeth, due 3/15/13	5.50	615,368

			15,941,062

	TELECOMMUNICATION SERVICES—1.4%
240,000	AT&T Corp., due 11/15/11	7.30	256,181
260,000	AT&T Inc., due 2/1/12	5.88	276,175
500,000	AT&T Inc., due 1/15/13	4.95	543,057

			1,075,413

	TRANSPORTATION SERVICES—2.0%
212,000	Union Pacific Corp., due 1/15/11	6.65	214,562
732,000	Union Pacific Corp., due 1/15/12	6.13	773,979
495,000	Union Pacific Corp., due 1/31/13	5.45	540,862

			1,529,403

	UTILITY SERVICES—2.3%
325,000	Duke Energy Carolinas LLC, due 11/30/12	5.63	356,581
750,000	Pacific Gas & Electric Co., due 3/1/11	4.20	759,140
542,000	Virginia Electric and Power Co., due 11/30/12	5.10	588,830

			1,704,551

	TOTAL CORPORATE OBLIGATIONS—51.9%		39,045,607

	U.S. TREASURY OBLIGATIONS—36.3%
5,209,957	U.S. Treasury Note, due 6/15/12	1.88	5,255,329
570,451	U.S. Treasury Note, due 2/28/14	1.88	572,688
379,143	U.S. Treasury Note, due 2/15/12	1.75	380,391
5,983,582	U.S. Treasury Note, due 12/15/12	1.38	5,994,494
4,887,131	U.S. Treasury Note, due 3/15/13	1.38	4,959,901
10,109,288	U.S. Treasury Note, due 9/15/13	1.13	10,129,305

			27,292,108

47

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2010

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS

	FANNIE MAE—2.5%
$60,902	Notes, due 6/1/15 (Note D)	9.00	$64,064
61,210	Notes, due 9/1/15 (Note D)	8.50	67,310
8,306	Notes, due 4/1/15 (Note D)	8.00	9,114
25,190	Notes, due 5/1/15 (Note D)	8.00	27,638
139,559	Notes, due 6/1/15 (Note D)	8.00	152,747
33,492	Notes, due 9/1/15 (Note D)	8.00	36,151
24,578	Notes, due 10/1/15 (Note D)	8.00	26,966
28,613	Notes, due 11/1/15 (Note D)	8.00	31,394
42,043	Notes, due 1/1/16 (Note D)	8.00	46,087
23,115	Notes, due 7/1/13 (Note D)	7.50	24,569
7,364	Notes, due 3/1/15 (Note D)	7.50	8,044
104,892	Notes, due 4/1/15 (Note D)	7.50	115,006
23,839	Notes, due 1/1/16 (Note D)	7.00	25,913
3,924	Notes, due 11/1/14 (Note D)	7.00	4,226
48,893	Notes, due 12/1/15 (Note D)	7.00	53,001
8,069	Notes, due 6/1/16 (Note D)	7.50	8,847
59,263	Notes, due 9/1/16 (Note D)	7.00	64,417
1,263	Notes, due 1/1/13 (Note D)	6.50	1,317
656	Notes, due 3/1/13 (Note D)	6.50	719
41,494	Notes, due 3/1/14 (Note D)	6.50	45,487
944	Notes, due 12/1/14 (Note D)	6.50	1,035
33,608	Notes, due 5/1/15 (Note D)	6.50	36,842
9,731	Notes, due 1/1/16 (Note D)	6.50	10,668
16,499	Notes, due 2/1/16 (Note D)	6.50	18,087
891	Notes, due 8/1/16 (Note D)	6.50	948
1,731	Notes, due 3/1/17 (Note D)	6.50	1,905
1,123	Notes, due 4/1/14 (Note D)	6.00	1,218
1,138	Notes, due 8/1/14 (Note D)	6.00	1,234
192,142	Notes, due 9/1/17 (Note D)	6.00	209,087
333,462	Notes, due 6/1/22 (Note D)	5.50	361,606
17,578	Notes, due 6/1/23 (Note D)	5.50	19,208
339,582	Notes, due 1/1/24 (Note D)	5.50	368,243

			1,843,098

	FREDDIE MAC—0.6%
12,228	Notes, due 7/1/20 (Note D)	12.00	13,787
8,751	Notes, due 6/1/16 (Note D)	9.00	9,693
7,717	Notes, due 2/1/17 (Note D)	8.00	8,549
12,929	Notes, due 6/1/14 (Note D)	6.50	13,733
4,495	Notes, due 7/1/14 (Note D)	6.50	4,928
1,351	Notes, due 8/1/14 (Note D)	6.50	1,481
19,555	Notes, due 9/1/14 (Note D)	6.50	20,804
27,807	Notes, due 4/1/17 (Note D)	6.50	30,194
439	Notes, due 8/1/17 (Note D)	6.00	479
252,309	Notes, due 8/1/24 (Note D)	6.00	274,008
48,065	Notes, due 5/1/18 (Note D)	4.50	50,491

			428,147

48

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2010

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	GINNIE MAE—2.0%
$2,425	Notes, due 9/15/13	7.50	$2,514
3,427	Notes, due 5/15/17	6.50	3,758
29,503	Notes, due 10/15/14	6.50	32,291
17,005	Notes, due 4/15/16	6.50	18,625
47,037	Notes, due 3/15/23	6.50	51,599
26,502	Notes, due 7/15/23	6.50	29,073
35,116	Notes, due 2/15/14	6.00	38,169
194,818	Notes, due 12/15/16	6.00	211,877
77,380	Notes, due 6/15/18	6.00	83,524
976,517	Notes, due 9/15/23	6.00	1,061,110
743	Notes, due 7/15/29	6.50	845
30,690	Notes, due 6/15/14	5.50	33,336

			1,566,721

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—5.1%		3,837,966

	MUNICIPAL OBLIGATION—1.1%
810,000	New York State Urban Development, Rev. Bonds
	(State Personal Income Tax Project), Ser. B-3,
	due 12/15/10 (LOC: MBIA)	4.22	813,159

	CERTIFICATES OF DEPOSIT—0.4%
250,000	Bank of Nova Scotia, due 3/5/12 (Note D)	0.54	250,655

	REPURCHASE AGREEMENT—4.8%
3,630,000	Deutsche Bank Securities Inc.
	• 0.21% dated 10/29/10, due 11/1/10 in the amount of $3,630,064
	• fully collateralized by a $2,500,800 U.S. Treasury Bond,
	coupon 7.88% maturity 2/15/21, value $3,702,633	0.21	3,630,000

	TOTAL INVESTMENTS (Cost $74,042,678)—99.6%		74,869,495

	OTHER ASSETS AND LIABILITIES, NET—0.4%		330,288

	NET ASSETS—100.0%		$75,199,783

Please see accompanying notes to financial statements.

49

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — October 31, 2010

*	Non-income producing security.

(A)	Variable rate security. The rate shown is the current rate on October 31, 2010. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2010, these securities amounted to $13,997,284 or 8.67% of net assets of the TDAM Institutional Money Market Fund, and $2,575,121 or 3.43% of net assets of the TDAM Short-Term Bond Fund. These securities have been deemed liquid by the Board of Directors.

(D)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(E)	Security is payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on October 31, 2010.

(F)	Guaranteed by the Federal Deposit Insurance Corporation as a part of the Treasury Guarantee Program.

Description of Abbreviations

ADR	American Depositary Receipt
CDA	Community Development Authority
Freddie Mac	Federal Home Loan Mortgage Corp.
FHLB	Federal Home Loan Bank
Ginnie Mae	Government National Mortgage Association
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	MBIA Inc.
MFH	Multi Family Housing
MTN	Medium Term Note
TANS	Tax Anticipation Notes
TRANS	Tax & Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper

50

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Global Sustainability Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund (seven of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2010, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Global Sustainability Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund of TD Asset Management USA Funds Inc. at October 31, 2010, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2010

51

Directors and Officers Information
(Unaudited)

The following table contains certain information regarding the Company’s Directors and Executive Officers. Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director”. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds, Inc., Shareholder Services, P.O. Box 182300, Columbus, OH, 43218-2300, or by calling 1-866-416-4031.

Term of
		Office with		Number of
	Position(s)	Company		Funds in	Other
	Held	and Length		Company	Directorships
	with the	of Time	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age	Company	Served†	During Past 5 Years	Director	Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	12	None.
		12/12/95	Foundation since February 2007;
c/o TDAM USA Inc.			Chairman of CheckSpring Community
31 West 52nd Street			Corporation from 2004 through June
New York, NY 10019			2007; Chief Executive Officer of American
Red Cross (Nassau County Chapter) from
Age: 67			June 2003 through 2004; Chief Operating
Officer of National Center for Disability
Services in 2002; President of Teamwork
Management, Inc. from 1996 through
2001; Trustee of The Shannon
McCormack Foundation since 1988, The
Kevin Scott Dalrymple Foundation since
1993; Director of Dime Bancorp, Inc. from
1990 through January 2002; Director of
the Council of Independent Colleges
since 2000.

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001; and
Age: 72					Director of
George Weston
Limited since May
2000 .

LAWRENCE J. TOAL	Director	Since	Vice Chairman and former President of	12	None.
		12/12/95	the Board of Trustees of New York City
c/o TDAM USA Inc.			Big Brothers/Big Sisters since 2000;
31 West 52nd Street			Chairman of the Board of Trustees of
New York, NY 10019			Healthcare Chaplaincy from 1990
through 2009; President and Chief
Age: 72			Executive Officer of Dime Bancorp, Inc.
from July 2000 through February 2002;
Chairman, President and Chief Executive
Officer of Dime Bancorp, Inc. from
January 1997 through June 2000; and
Chief Executive Officer of The Dime
Savings Bank of New York, FSB from
January 1997 through February 2002.

52

Directors and Officers Information
(Unaudited) (continued)

Term of
		Office with		Number of
	Position(s)	Company		Funds in	Other
	Held	and Length		Company	Directorships
	with the	of Time	Principal Occupation(s)	Overseen by	Held by
Name, Address and Age	Company	Served†	During Past 5 Years	Director	Director††

JAMES E. KELLY	Director	Since	Consultant and financial services	12	None.
		12/18/08	attorney since June 2002; teacher at
c/o TDAM USA Inc.			Empire State College since 2008; senior
31 West 52nd Street			advisor to New York State Banking
New York, NY 10019			Department during 2009; Chief Financial
Officer of Brooklyn Academy of Music,
Age: 59			Inc. during 2007; Consultant and Chief
Operating Officer to the Health Care
Chaplaincy from 2003 to 2006; Trustee of
Albany Law School since 2000; and
Executive Vice President and General
Counsel of Dime Bancorp, Inc. from
January 1998 through May 2002.

DONALD J. HERREMA	Director	Since	Executive Vice Chairman of Kennedy	12	Director of
		3/30/09	Wilson, International, since 2009;		Lepercq de
c/o TDAM USA Inc.			Financial services executive and advisor;		Neuflize and Co.,
31 West 52nd Street			Founder of BlackSterling Partners, LLC,		since 2009.
New York, NY 10019			since 2004; Senior Advisor of Stone Point
Capital since 2008; Managing Director,
Age: 58			Head of Private Wealth Management for
Morgan Stanley, 2006 through 2008;
Chairman and CEO of Loring Ward
International, LTD from 2005 through
2006; CEO of Atlantic Trust (INVESCO)
from 2001 through 2004; Chief Executive
Officer of Bessemer Trust from 1993
through 2000; Trustee of Christ Church
(NYC) since 1999; Trustee of Whittier
College since 1995; Board Member, USC
Marshall School of Business since 2010.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	12	None.
	and	12/12/95	rendering investment management, tax
c/o TDAM USA Inc.	Director		and estate planning services to
31 West 52nd Street			individual clients, and strategic planning
New York, NY 10019			advice to corporate clients, since 1989.

Age: 78

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2010.

††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of Toronto-Dominion Bank stock.

53

Directors and Officers Information
(Unaudited) (continued)

Term of Office
with Company
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Company	Time Served	During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2004, Managing Director,
	Executive Officer		Relationship Management of TD Asset
c/o TDAM USA Inc.			Management; from 2002 to 2004
31 West 52nd Street			Managing Director, Portfolio
New York, NY 10019			Management of TDAM.

Age: 41

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since June 2008, Vice President,
	and Anti-Money		Director and Secretary of the
c/o TDAM USA Inc.	Laundering Officer		Investment Manager; from June 2005
31 West 52nd Street			through March 2008, attorney, Schulte
New York, NY 10019			Roth and Zabel LLP, from May 2001
through May 2005, Securities
Age: 46			Compliance Examiner, United States
Securities and Exchange Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments.
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 42

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments.
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456

Age: 39

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of
Regulatory Administration, Citi Fund
c/o Citi Fund Services Ohio, Inc.			Services Ohio, Inc.; from October 2004
100 Summer Street,			through September 2008, Senior
Suite 1500			Counsel, MetLife, Inc.
Boston, MA 02110

Age: 40

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director;
	Officer, Vice	and 11/2/99	Senior Vice President of Investment
c/o TDAM USA Inc.	President and		Manager from August 1996 to
31 West 52nd Street	Assistant Secretary		December 2005 and TD Waterhouse
New York, NY 10019			Investor Services, Inc. from June 1997 to
Age: 51			December 2005.

54

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TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2009 - $ 253,400
2010 - $ 271,400

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2009 - $0
2010 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2009 - $ 108,600
2010 - $ 115,500

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2009 - $0
2010 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

     The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2009 - 0%
2010 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2009- $ 108,600
2010- $ 115,500

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit serviced that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/	Mark Bell, President

Mark Bell, President

Date January 3, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Mark Bell, President

Mark Bell, President

Date January 3, 2011

By (Signature and Title)*	/s/	Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date January 3, 2011

*	Print the name and title of each signing officer under his or her signature.